UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 3-7 Year Treasury Digital Fund

Ticker: WTTSX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.61% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the Solactive US 3-7 Year Treasury Bond Index, which returned 6.78% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary competitive benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to interest rates falling at the medium-dated end of the U.S. Treasury yield curve during the period.

  However, most of the performance gap can be explained by poor allocation and security selection effects within the 5-7-year maturity portion of the U.S. Treasury yield curve.

  The Fund’s expense ratio also weighed negatively on performance, as its 5-basis point fee accounts for roughly a third of the performance gap during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree 3-7 Year Treasury Digital Fund $10,832	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 3-7 Year Treasury Bond Index $10,863
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,950	$9,948	$9,924
2/28/23	$9,730	$9,691	$9,722
3/31/23	$10,013	$9,937	$9,990
4/30/23	$10,073	$9,997	$10,051
5/31/23	$9,993	$9,888	$9,980
6/30/23	$9,869	$9,853	$9,853
7/31/23	$9,879	$9,846	$9,861
8/31/23	$9,879	$9,783	$9,863
9/30/23	$9,754	$9,534	$9,745
10/31/23	$9,702	$9,384	$9,696
11/30/23	$9,958	$9,809	$9,944
12/31/23	$10,180	$10,184	$10,178
1/31/24	$10,211	$10,156	$10,209
2/29/24	$10,066	$10,013	$10,071
3/31/24	$10,115	$10,105	$10,117
4/30/24	$9,938	$9,850	$9,947
5/31/24	$10,063	$10,017	$10,045
6/30/24	$10,160	$10,112	$10,173
7/31/24	$10,381	$10,348	$10,395
8/31/24	$10,497	$10,497	$10,517
9/30/24	$10,603	$10,637	$10,629
10/31/24	$10,380	$10,374	$10,404
11/30/24	$10,454	$10,483	$10,466
12/31/24	$10,346	$10,312	$10,379
1/31/25	$10,411	$10,366	$10,441
2/28/25	$10,582	$10,595	$10,617
3/31/25	$10,645	$10,599	$10,681
4/30/25	$10,786	$10,640	$10,820
5/31/25	$10,710	$10,564	$10,744
6/30/25	$10,832	$10,726	$10,863

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.61%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 3-7 Year Treasury Bond Index	6.78%	3.44%

Key Fund Statistics

  Total Net Assets$994,247
  # of Portfolio Holdings13
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid, Net$492

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	26.4%
U.S. Treasury Bond, 5.38%, due 2/15/2031	20.6%
U.S. Treasury Notes, 4.00%, due 4/30/2032	18.8%
U.S. Treasury Notes, 1.13%, due 8/31/2028	16.8%
U.S. Treasury Notes, 3.88%, due 6/30/2030	7.9%
U.S. Treasury Notes, 4.13%, due 5/31/2032	2.1%
U.S. Treasury Notes, 4.00%, due 5/31/2030	2.0%
U.S. Treasury Notes, 3.75%, due 6/30/2030	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/2030	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/2030	1.0%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 3-7 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTTSX

WTTSX - 062025

WisdomTree 500 Digital Fund

Ticker: SPXUX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 16.41% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 15.16% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund is primarily concentrated in U.S. large cap equities, which delivered strong returns over the period despite intermittent periods of volatility. Investors were encouraged by President Trump’s victory in the 2024 U.S. presidential election, and subsequent victories by the Republican party in the Congressional elections lent support for a pro-growth and deregulatory fiscal agenda that would support equity markets.

  During the period, all but three large cap equity sectors produced double-digit, positive total returns. Financials led the way with a nearly 30% gain, while Utilities, Communication Services and Industrials notched gains over 20% apiece. Consumer Discretionary, Information Technology, Consumer Staples and Real Estate followed suit, each with gains between 12-18%.

  Materials, Energy and Health Care were the three notable laggards. Materials gained only 2% during the period, trailing the broader market by over 10%. Energy and Health Care both fell between 4-6% each, but their declines did little to upset equity market sentiment.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree 500 Digital Fund $16,799	S&P 500® Index $16,376	WisdomTree 500 Index $16,820
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,400	$10,380	$10,398
2/28/23	$10,160	$10,127	$10,155
3/31/23	$10,537	$10,499	$10,537
4/30/23	$10,677	$10,662	$10,679
5/31/23	$10,768	$10,709	$10,767
6/30/23	$11,474	$11,416	$11,476
7/31/23	$11,867	$11,783	$11,877
8/31/23	$11,685	$11,596	$11,688
9/30/23	$11,140	$11,043	$11,149
10/31/23	$10,897	$10,810	$10,902
11/30/23	$11,898	$11,798	$11,904
12/31/23	$12,444	$12,334	$12,448
1/31/24	$12,667	$12,541	$12,665
2/29/24	$13,367	$13,211	$13,368
3/31/24	$13,785	$13,636	$13,795
4/30/24	$13,255	$13,079	$13,257
5/31/24	$13,907	$13,727	$13,910
6/30/24	$14,431	$14,220	$14,441
7/31/24	$14,574	$14,393	$14,585
8/31/24	$14,931	$14,742	$14,941
9/30/24	$15,269	$15,057	$15,281
10/31/24	$15,177	$14,920	$15,189
11/30/24	$16,149	$15,796	$16,164
12/31/24	$15,777	$15,420	$15,794
1/31/25	$16,270	$15,849	$16,289
2/28/25	$16,013	$15,642	$16,023
3/31/25	$15,036	$14,761	$15,051
4/30/25	$14,984	$14,661	$14,998
5/31/25	$15,962	$15,584	$15,983
6/30/25	$16,799	$16,376	$16,820

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	16.41%	23.62%
S&P 500® Index	15.16%	22.31%
WisdomTree 500 Index	16.47%	23.65%

Key Fund Statistics

  Total Net Assets$13,639,055
  # of Portfolio Holdings500
  Portfolio Turnover Rate3%
  Investment Advisory Fees Paid, Net$2,253

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.0%
Alphabet, Inc.	3.9%
Meta Platforms, Inc.	3.5%
Broadcom, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.5%

Sector Breakdown (% of Net Assets)

Information Technology	32.6%
Financials	14.6%
Communication Services	11.1%
Consumer Discretionary	10.3%
Health Care	8.9%
Industrials	8.1%
Consumer Staples	5.8%
Energy	2.9%
Utilities	2.1%
Real Estate	1.7%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 500 Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: SPXUX

SPXUX - 062025

WisdomTree 7-10 Year Treasury Digital Fund

Ticker: WTSTX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.16% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the Solactive US 7-10 Year Treasury Bond Index, which returned 6.29% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary competitive benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to interest rates falling at the medium-dated end of the U.S. Treasury yield curve during the period.

  As a result, the biggest negative contributor to Fund performance was its expense ratio.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree 7-10 Year Treasury Digital Fund $10,409	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 7-10 Year Treasury Bond Index $10,416
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,930	$9,948	$9,889
2/28/23	$9,610	$9,691	$9,590
3/31/23	$9,970	$9,937	$9,944
4/30/23	$10,050	$9,997	$10,016
5/31/23	$9,900	$9,888	$9,891
6/30/23	$9,782	$9,853	$9,763
7/31/23	$9,721	$9,846	$9,702
8/31/23	$9,650	$9,783	$9,639
9/30/23	$9,349	$9,534	$9,338
10/31/23	$9,175	$9,384	$9,176
11/30/23	$9,584	$9,809	$9,565
12/31/23	$9,945	$10,184	$9,941
1/31/24	$9,955	$10,156	$9,939
2/29/24	$9,748	$10,013	$9,735
3/31/24	$9,816	$10,105	$9,806
4/30/24	$9,513	$9,850	$9,506
5/31/24	$9,680	$10,017	$9,635
6/30/24	$9,806	$10,112	$9,800
7/31/24	$10,090	$10,348	$10,083
8/31/24	$10,227	$10,497	$10,227
9/30/24	$10,363	$10,637	$10,361
10/31/24	$10,013	$10,374	$10,016
11/30/24	$10,119	$10,483	$10,114
12/31/24	$9,882	$10,312	$9,888
1/31/25	$9,947	$10,366	$9,955
2/28/25	$10,226	$10,595	$10,235
3/31/25	$10,268	$10,599	$10,271
4/30/25	$10,376	$10,640	$10,375
5/31/25	$10,246	$10,564	$10,253
6/30/25	$10,409	$10,726	$10,416

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.16%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 7-10 Year Treasury Bond Index	6.29%	1.68%

Key Fund Statistics

  Total Net Assets$954,568
  # of Portfolio Holdings6
  Portfolio Turnover Rate127%
  Investment Advisory Fees Paid, Net$475

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 5/15/2035	35.1%
U.S. Treasury Notes, 1.88%, due 2/15/2032	23.2%
U.S. Treasury Notes, 4.50%, due 11/15/2033	18.4%
U.S. Treasury Notes, 3.88%, due 8/15/2034	12.8%
U.S. Treasury Notes, 3.88%, due 8/15/2033	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/2033	4.0%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Treasury Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTSTX

WTSTX - 062025

WisdomTree Floating Rate Treasury Digital Fund

Ticker: FLTTX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.80% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the Solactive US Treasury Floating Rate Note Bond Index, which returned 4.86% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary competitive benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to interest rates falling at the short-dated end of the U.S. Treasury yield curve during the period.

  As a result, the biggest negative contributor to Fund performance was its expense ratio.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree Floating Rate Treasury Digital Fund $11,307	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US Treasury Floating Rate Note Bond Index $11,326
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,013	$9,948	$10,013
2/28/23	$10,050	$9,691	$10,049
3/31/23	$10,089	$9,937	$10,087
4/30/23	$10,136	$9,997	$10,131
5/31/23	$10,180	$9,888	$10,181
6/30/23	$10,225	$9,853	$10,226
7/31/23	$10,271	$9,846	$10,276
8/31/23	$10,315	$9,783	$10,321
9/30/23	$10,361	$9,534	$10,366
10/31/23	$10,411	$9,384	$10,418
11/30/23	$10,453	$9,809	$10,462
12/31/23	$10,495	$10,184	$10,500
1/31/24	$10,547	$10,156	$10,554
2/29/24	$10,594	$10,013	$10,606
3/31/24	$10,644	$10,105	$10,650
4/30/24	$10,695	$9,850	$10,708
5/31/24	$10,744	$10,017	$10,759
6/30/24	$10,789	$10,112	$10,801
7/31/24	$10,836	$10,348	$10,853
8/31/24	$10,877	$10,497	$10,890
9/30/24	$10,922	$10,637	$10,937
10/31/24	$10,969	$10,374	$10,982
11/30/24	$11,015	$10,483	$11,031
12/31/24	$11,064	$10,312	$11,077
1/31/25	$11,110	$10,366	$11,127
2/28/25	$11,147	$10,595	$11,166
3/31/25	$11,186	$10,599	$11,203
4/30/25	$11,222	$10,640	$11,240
5/31/25	$11,267	$10,564	$11,286
6/30/25	$11,307	$10,726	$11,326

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	4.80%	5.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US Treasury Floating Rate Note Bond Index	4.86%	5.21%

Key Fund Statistics

  Total Net Assets$1,772,365
  # of Portfolio Holdings7
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid, Net$845

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.53%, due 1/31/2026	25.4%
U.S. Treasury Floating Rate Notes, 4.38%, due 1/31/2027	22.6%
U.S. Treasury Floating Rate Notes, 4.46%, due 7/31/2026	14.7%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/2026	13.8%
U.S. Treasury Floating Rate Notes, 4.43%, due 4/30/2026	11.0%
U.S. Treasury Floating Rate Notes, 4.44%, due 4/30/2027	9.9%
U.S. Treasury Floating Rate Notes, 4.45%, due 10/31/2025	2.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	100.2%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: FLTTX

FLTTX - 062025

WisdomTree Government Money Market Digital Fund

Ticker: WTGXX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$26	0.25%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.56% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the ICE US 1-Month Treasury Bill Index, which returned 4.71% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund achieved comparable performance to 1-Month U.S. Treasury Bills during the period, which closely approximate the returns provided by investing in short-term, liquid, cash-like instruments.

  The yield on the 1-Month U.S. Treasury Bill consistently fell during the period, in accordance with the Federal Reserve beginning to cut interest rates. It eventually settled around the 4.20-4.30% range, where it concluded the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the ICE US 1-Month Treasury Bill Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance November 7, 2023 (inception) through June 30, 2025

	WisdomTree Government Money Market Digital Fund $10,809	ICE US 1-Month Treasury Bill Index $10,836
11/7/23	$10,000	$10,000
11/30/23	$10,034	$10,034
12/31/23	$10,078	$10,081
1/31/24	$10,122	$10,126
2/29/24	$10,163	$10,167
3/31/24	$10,207	$10,214
4/30/24	$10,250	$10,257
5/31/24	$10,294	$10,307
6/30/24	$10,338	$10,349
7/31/24	$10,383	$10,396
8/31/24	$10,428	$10,446
9/30/24	$10,470	$10,488
10/31/24	$10,510	$10,529
11/30/24	$10,548	$10,571
12/31/24	$10,594	$10,610
1/31/25	$10,630	$10,649
2/28/25	$10,663	$10,684
3/31/25	$10,700	$10,721
4/30/25	$10,736	$10,759
5/31/25	$10,773	$10,799
6/30/25	$10,809	$10,836

Average Annual Total Returns (%)

	1 Year	Since Inception 11/7/23
Fund NAV Returns	4.56%	4.84%
ICE US 1-Month Treasury Bill Index	4.71%	4.99%

Key Fund Statistics

  Total Net Assets$321,220,554
  # of Portfolio Holdings22
  Investment Advisory Fees Paid, Net$172,516

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.49%, due 8/7/2025	24.8%
U.S. Treasury Bills, 4.37%, due 9/11/2025	24.7%
U.S. Treasury Floating Rate Note, 4.41%, due 7/31/2025	23.7%
Federal Home Loan Bank, 4.38%, due 10/2/2025	7.8%
Freddie Mac Discount Note, 4.30%, due 7/9/2025	6.2%
MSILF Government Portfolio, 4.23%	4.7%
U.S. Treasury Bills, 4.49%, due 8/26/2025	4.6%
BlackRock Liquidity FedFund, 4.22%	2.1%
Federal Farm Credit Bank, 4.44%, due 1/28/2026	1.6%
Federal Home Loan Bank, 4.40%, due 7/11/2025	1.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	78.4%
U.S. Government Agencies	20.5%
Mutual Funds	6.8%
Other Assets and Liabilities, Net	(5.7)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Government Money Market Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTGXX

WTGXX - 062025

WisdomTree Long-Term Treasury Digital Fund

Ticker: WTLGX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.54% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the Solactive US 20+ Year Treasury Bond Index, which returned 0.41% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mainly benefited from exposures within the 20+ year maturity range of the U.S. Treasury yield curve due to positive allocation effects.

  The positive allocation effects were slightly offset by negative security selection impacts across the 20+ year maturity range of the portfolio, but these were not enough to offset the boost from positive asset allocation.

  The biggest performance detractor during the period was its management fee.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree Long-Term Treasury Digital Fund $8,986	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 20+ Year Treasury Bond Index $8,962
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,900	$9,948	$9,807
2/28/23	$9,410	$9,691	$9,355
3/31/23	$9,856	$9,937	$9,808
4/30/23	$9,896	$9,997	$9,874
5/31/23	$9,614	$9,888	$9,570
6/30/23	$9,623	$9,853	$9,592
7/31/23	$9,390	$9,846	$9,356
8/31/23	$9,095	$9,783	$9,087
9/30/23	$8,371	$9,534	$8,352
10/31/23	$7,919	$9,384	$7,972
11/30/23	$8,710	$9,809	$8,694
12/31/23	$9,479	$10,184	$9,446
1/31/24	$9,240	$10,156	$9,234
2/29/24	$9,043	$10,013	$9,028
3/31/24	$9,126	$10,105	$9,106
4/30/24	$8,539	$9,850	$8,524
5/31/24	$8,791	$10,017	$8,704
6/30/24	$8,938	$10,112	$8,926
7/31/24	$9,255	$10,348	$9,250
8/31/24	$9,467	$10,497	$9,458
9/30/24	$9,647	$10,637	$9,637
10/31/24	$9,123	$10,374	$9,117
11/30/24	$9,305	$10,483	$9,292
12/31/24	$8,745	$10,312	$8,720
1/31/25	$8,777	$10,366	$8,760
2/28/25	$9,275	$10,595	$9,257
3/31/25	$9,164	$10,599	$9,140
4/30/25	$9,033	$10,640	$9,011
5/31/25	$8,749	$10,564	$8,731
6/30/25	$8,986	$10,726	$8,962

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	0.54%	-4.28%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 20+ Year Treasury Bond Index	0.41%	-4.37%

Key Fund Statistics

  Total Net Assets$815,027
  # of Portfolio Holdings8
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid, Net$422

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/2047	39.7%
U.S. Treasury Bonds, 1.88%, due 11/15/2051	38.0%
U.S. Treasury Bonds, 3.00%, due 5/15/2045	9.6%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	7.7%
U.S. Treasury Bonds, 4.75%, due 2/15/2045	3.3%
U.S. Treasury Bonds, 1.63%, due 11/15/2050	1.6%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	0.3%
U.S. Treasury Bonds, 5.00%, due 5/15/2045	0.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	100.4%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Long-Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTLGX

WTLGX - 062025

WisdomTree Short-Duration Income Digital Fund

Ticker: WTSIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.88% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the Bloomberg U.S. Short Aggregate Enhanced Yield Index, which returned 6.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund mostly tracked the performance of its primary competitive benchmark during the period, which is its stated objective.

  Across credit rating groups, exposure to bonds rated BB- positive allocation effects and negative security selection effects. The net effect was still positive, however. The same effects were observed, to a lesser extent, among bonds rated AA+.

  Bonds rated B- and B+ produced positive returns mainly due to positive allocation effects.

  The Fund’s focus on short duration securities produced poor allocation effects to the medium-dated portion of the U.S. Treasury yield curve.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree Short-Duration Income Digital Fund $11,349	Bloomberg U.S. Aggregate Bond Index $10,726	Bloomberg U.S. Short Aggregate Composite Index $11,108	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,231
1/19/23	$10,000	$10,000	$10,000	$10,000
1/31/23	$10,000	$9,948	$9,979	$9,985
2/28/23	$9,900	$9,691	$9,852	$9,857
3/31/23	$9,994	$9,937	$10,031	$10,010
4/30/23	$10,025	$9,997	$10,079	$10,065
5/31/23	$9,984	$9,888	$10,031	$10,025
6/30/23	$10,056	$9,853	$9,968	$9,979
7/31/23	$10,127	$9,846	$10,006	$10,027
8/31/23	$10,137	$9,783	$10,026	$10,047
9/30/23	$10,065	$9,534	$9,977	$10,003
10/31/23	$10,035	$9,384	$9,978	$10,005
11/30/23	$10,260	$9,809	$10,159	$10,195
12/31/23	$10,453	$10,184	$10,331	$10,365
1/31/24	$10,495	$10,156	$10,367	$10,409
2/29/24	$10,463	$10,013	$10,297	$10,359
3/31/24	$10,537	$10,105	$10,349	$10,417
4/30/24	$10,463	$9,850	$10,261	$10,348
5/31/24	$10,558	$10,017	$10,360	$10,446
6/30/24	$10,619	$10,112	$10,431	$10,511
7/31/24	$10,777	$10,348	$10,592	$10,664
8/31/24	$10,883	$10,497	$10,702	$10,773
9/30/24	$10,986	$10,637	$10,803	$10,877
10/31/24	$10,890	$10,374	$10,686	$10,780
11/30/24	$10,986	$10,483	$10,735	$10,837
12/31/24	$10,952	$10,312	$10,721	$10,830
1/31/25	$11,028	$10,366	$10,778	$10,890
2/28/25	$11,115	$10,595	$10,888	$10,997
3/31/25	$11,121	$10,599	$10,941	$11,045
4/30/25	$11,165	$10,640	$11,042	$11,135
5/31/25	$11,220	$10,564	$11,017	$11,131
6/30/25	$11,349	$10,726	$11,108	$11,231

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.88%	5.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Bloomberg U.S. Short Aggregate Composite Index	6.50%	4.38%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	6.85%	4.85%

Key Fund Statistics

  Total Net Assets$1,032,166
  # of Portfolio Holdings5
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid, Net$1,544

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	20.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.3%
WisdomTree Floating Rate Treasury Fund	14.8%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Duration Income Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTSIX

WTSIX - 062025

WisdomTree Short-Term Treasury Digital Fund

Ticker: WTSYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.61% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the Solactive US 1-3 Year Treasury Bond Index, which returned 5.69% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund largely tracked the performance of its primary competitive benchmark during the period, which is its stated objective.

  Positive performance was primarily achieved due to interest rates falling at the short-dated end of the U.S. Treasury yield curve during the period.

  As a result, the biggest negative contributor to Fund performance was its expense ratio, which explains 5 basis points of the 8 basis points of underperformance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 14, 2022 (inception) through June 30, 2025

	WisdomTree Short-Term Treasury Digital Fund $11,084	Bloomberg U.S. Aggregate Bond Index $10,891	Solactive US 1-3 Year Treasury Bond Index $11,142
12/14/22	$10,000	$10,000	$10,000
12/31/22	$9,971	$9,799	$9,987
1/31/23	$10,042	$10,101	$10,051
2/28/23	$9,968	$9,839	$9,983
3/31/23	$10,124	$10,089	$10,139
4/30/23	$10,155	$10,151	$10,163
5/31/23	$10,121	$10,040	$10,136
6/30/23	$10,077	$10,004	$10,084
7/31/23	$10,112	$9,997	$10,121
8/31/23	$10,149	$9,933	$10,161
9/30/23	$10,148	$9,681	$10,161
10/31/23	$10,181	$9,528	$10,195
11/30/23	$10,277	$9,960	$10,299
12/31/23	$10,379	$10,341	$10,414
1/31/24	$10,419	$10,313	$10,455
2/29/24	$10,374	$10,167	$10,412
3/31/24	$10,404	$10,261	$10,443
4/30/24	$10,365	$10,002	$10,412
5/31/24	$10,436	$10,171	$10,471
6/30/24	$10,495	$10,267	$10,542
7/31/24	$10,612	$10,507	$10,663
8/31/24	$10,705	$10,658	$10,758
9/30/24	$10,791	$10,801	$10,845
10/31/24	$10,730	$10,533	$10,782
11/30/24	$10,762	$10,644	$10,813
12/31/24	$10,787	$10,470	$10,840
1/31/25	$10,830	$10,526	$10,886
2/28/25	$10,902	$10,757	$10,961
3/31/25	$10,953	$10,761	$11,012
4/30/25	$11,039	$10,804	$11,099
5/31/25	$11,016	$10,726	$11,075
6/30/25	$11,084	$10,891	$11,142

Average Annual Total Returns (%)

	1 Year	Since Inception 12/14/22
Fund NAV Returns	5.61%	4.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	3.41%
Solactive US 1-3 Year Treasury Bond Index	5.69%	4.34%

Key Fund Statistics

  Total Net Assets$1,024,565
  # of Portfolio Holdings19
  Portfolio Turnover Rate183%
  Investment Advisory Fees Paid, Net$505

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.75%, due 8/15/2027	20.5%
U.S. Treasury Notes, 3.88%, due 3/15/2028	16.6%
U.S. Treasury Notes, 3.75%, due 4/30/2027	11.9%
U.S. Treasury Notes, 1.25%, due 11/30/2026	11.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	6.8%
U.S. Treasury Notes, 3.75%, due 4/15/2026	6.7%
U.S. Treasury Notes, 4.63%, due 3/15/2026	6.3%
U.S. Treasury Notes, 4.38%, due 12/15/2026	5.9%
U.S. Treasury Notes, 4.13%, due 6/15/2026	4.3%
U.S. Treasury Notes, 4.25%, due 2/15/2028	2.7%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Term Treasury Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: WTSYX

WTSYX - 062025

WisdomTree Siegel Global Equity Digital Fund

Ticker: EQTYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.81% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the MSCI ACWI Value Index, which returned 15.62% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its global equity investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest equity position was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the equity portion of the benchmark (MSCI ACWI Value Index) slightly and hampered performance.

  The Fund’s equity position in the WisdomTree U.S. Total Dividend Fund (DTD) trailed the MSCI ACWI Value Index during the period and produced negative performance effects.

  The Fund utilized the WisdomTree Emerging Markets High Dividend Fund (DEM) for emerging markets equity exposure during the period, which also trailed the MSCI ACWI Value Index and produced negative performance effects.

  However, the Fund obtained developed international equity exposure using the Vanguard International High Dividend Yield Fund (VYMI), which outperformed the MSCI ACWI Value Index during the period and delivered positive performance impacts.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2025

	WisdomTree Siegel Global Equity Digital Fund $12,694	MSCI AC World Index $13,573	MSCI ACWI Value Index $12,931
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,549	$10,498	$10,529
1/31/24	$10,529	$10,559	$10,514
2/29/24	$10,881	$11,012	$10,785
3/31/24	$11,292	$11,358	$11,251
4/30/24	$10,879	$10,983	$10,913
5/31/24	$11,332	$11,429	$11,235
6/30/24	$11,354	$11,684	$11,184
7/31/24	$11,667	$11,872	$11,671
8/31/24	$11,930	$12,174	$11,987
9/30/24	$12,110	$12,457	$12,238
10/31/24	$11,866	$12,177	$11,934
11/30/24	$12,304	$12,632	$12,307
12/31/24	$11,803	$12,333	$11,662
1/31/25	$12,154	$12,747	$12,152
2/28/25	$12,174	$12,671	$12,339
3/31/25	$11,847	$12,170	$12,218
4/30/25	$11,702	$12,284	$12,076
5/31/25	$12,239	$12,990	$12,457
6/30/25	$12,694	$13,573	$12,931

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	11.81%	16.41%
MSCI AC World Index	16.17%	21.48%
MSCI ACWI Value Index	15.62%	17.79%

Key Fund Statistics

  Total Net Assets$712,208
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid, Net$710

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	23.1%
iShares Core S&P 500 ETF	15.2%
WisdomTree U.S. Total Dividend Fund	14.2%
Vanguard International High Dividend Yield ETF	10.0%
WisdomTree Emerging Markets High Dividend Fund	7.9%
Vanguard High Dividend Yield ETF	7.6%
SPDR Portfolio S&P 400 Mid Cap ETF	4.9%
WisdomTree International Quality Dividend Growth Fund	4.1%
JPMorgan BetaBuilders Europe ETF	4.0%
WisdomTree Japan Hedged Equity Fund	3.8%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	97.6%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Global Equity Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: EQTYX

EQTYX - 062025

WisdomTree Siegel Longevity Digital Fund

Ticker: LNGVX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.99% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the 75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite, which returned 13.21% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its 75% equity and 25% fixed income investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest equity position was in the WisdomTree U.S. Total Dividend Fund (DTD), which trailed the equity portion of the benchmark (MSCI ACWI Value Index) during the period and produced negative performance effects.

  The Fund’s largest fixed income position was the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY), which outperformed the fixed income portion of the benchmark (Bloomberg U.S. Aggregate Bond Index Composite) during the period and delivered positive performance effects.

  The second-largest equity position was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the MSCI ACWI Value Index slightly and hampered performance.

  The second-largest fixed income position was in the WisdomTree U.S. High Yield Corporate Bond Fund (QHY), which outperformed the Bloomberg U.S. Aggregate Bond Index Composite and produced positive performance effects. High yield credit outperformed the broader fixed income market during the period as interest rates generally fell during the period toward the short-tenor end of the yield curve. High yield corporate bond issues tend to have shorter maturities than other issues of comparably higher quality, so performance is often most responsive to interest rate changes at the short-tenor end of the curve.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2025

	WisdomTree Siegel Longevity Digital Fund $12,143	S&P 500® Index $13,881	75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite $12,374
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,462	$10,454	$10,462
1/31/24	$10,442	$10,630	$10,444
2/29/24	$10,703	$11,198	$10,609
3/31/24	$11,020	$11,558	$10,972
4/30/24	$10,657	$11,086	$10,660
5/31/24	$11,020	$11,636	$10,942
6/30/24	$11,040	$12,053	$10,930
7/31/24	$11,324	$12,200	$11,351
8/31/24	$11,547	$12,496	$11,621
9/30/24	$11,700	$12,763	$11,843
10/31/24	$11,475	$12,647	$11,549
11/30/24	$11,833	$13,389	$11,850
12/31/24	$11,409	$13,070	$11,336
1/31/25	$11,690	$13,434	$11,708
2/28/25	$11,742	$13,259	$11,907
3/31/25	$11,495	$12,512	$11,821
4/30/25	$11,401	$12,427	$11,729
5/31/25	$11,777	$13,209	$11,986
6/30/25	$12,143	$13,881	$12,374

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	9.99%	13.16%
S&P 500® Index	15.16%	23.23%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	13.21%	14.54%

Key Fund Statistics

  Total Net Assets$202,974
  # of Portfolio Holdings15
  Portfolio Turnover Rate33%
  Investment Advisory Fees Paid, Net$268

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.4%
WisdomTree U.S. Total Dividend Fund	13.3%
WisdomTree U.S. Quality Dividend Growth Fund	11.0%
iShares Core S&P 500 ETF	8.6%
Vanguard International High Dividend Yield ETF	8.3%
WisdomTree Emerging Markets High Dividend Fund	7.2%
Vanguard High Dividend Yield ETF	5.9%
WisdomTree Managed Futures Strategy Fund	4.9%
SPDR Portfolio S&P 400 Mid Cap ETF	4.6%
WisdomTree International Quality Dividend Growth Fund	4.2%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Longevity Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: LNGVX

LNGVX - 062025

WisdomTree Siegel Moderate Digital Fund

Ticker: MODRX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.78% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite, which returned 11.77% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  As part of its 60% equity and 40% fixed income investment strategy, the Fund invests in several WisdomTree and non-WisdomTree ETFs to obtain the requisite exposures. These ETFs exhibited mixed performance during the period.

  The Fund’s largest position was in the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), which trailed the equity portion of the benchmark (MSCI ACWI Value Index) during the period and produced negative performance effects.

  The Fund’s largest fixed income position was the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY), which outperformed the fixed income portion of the benchmark (Bloomberg U.S. Aggregate Bond Index Composite) during the period and delivered positive performance effects.

  The second-largest equity position was in the WisdomTree U.S. Total Dividend Fund (DTD), which trailed the MSCI ACWI Value Index slightly and hampered performance.

  The second-largest fixed income position was in the WisdomTree Mortgage Plus Bond Fund (MTGP), which outperformed the Bloomberg U.S. Aggregate Bond Index Composite and produced positive performance effects. Mortgage-backed securities benefited over other fixed income sectors as interest rates generally declined during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 6, 2023 (inception) through June 30, 2025

	WisdomTree Siegel Moderate Digital Fund $11,949	S&P 500® Index $13,881	60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite $12,049
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,441	$10,454	$10,422
1/31/24	$10,410	$10,630	$10,402
2/29/24	$10,571	$11,198	$10,504
3/31/24	$10,844	$11,558	$10,811
4/30/24	$10,501	$11,086	$10,511
5/31/24	$10,834	$11,636	$10,768
6/30/24	$10,885	$12,053	$10,780
7/31/24	$11,159	$12,200	$11,162
8/31/24	$11,372	$12,496	$11,406
9/30/24	$11,547	$12,763	$11,611
10/31/24	$11,291	$12,647	$11,322
11/30/24	$11,587	$13,389	$11,583
12/31/24	$11,215	$13,070	$11,143
1/31/25	$11,454	$13,434	$11,447
2/28/25	$11,579	$13,259	$11,653
3/31/25	$11,375	$12,512	$11,587
4/30/25	$11,292	$12,427	$11,524
5/31/25	$11,594	$13,209	$11,709
6/30/25	$11,949	$13,881	$12,049

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	9.78%	12.04%
S&P 500® Index	15.16%	23.23%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite	11.77%	12.61%

Key Fund Statistics

  Total Net Assets$206,389
  # of Portfolio Holdings17
  Portfolio Turnover Rate18%
  Investment Advisory Fees Paid, Net$262

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	16.6%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	15.7%
WisdomTree Mortgage Plus Bond Fund	9.0%
WisdomTree U.S. Total Dividend Fund	8.9%
iShares Core S&P 500 ETF	8.4%
Vanguard International High Dividend Yield ETF	6.9%
iShares 10-20 Year Treasury Bond ETF	5.3%
WisdomTree Emerging Markets High Dividend Fund	5.0%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree International Quality Dividend Growth Fund	3.2%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Moderate Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: MODRX

MODRX - 062025

WisdomTree Technology and Innovation 100 Digital Fund

Ticker: TECHX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$11	0.10%

How did the Fund perform last year and what affected its performance?

The Fund returned 17.43% at net asset value (NAV) for the fiscal year ended June 30, 2025, outperforming the Fund's primary comparative benchmark, the S&P        500® Index, which returned 15.16% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s methodology results in heavy concentration to industries within the broader Information Technology sector. As a result, it will likely be overweight many of these industries relative to its benchmark which will help explain the performance differences between the two.

  For example, the Fund had approximately double the exposure to the Software industry during the period. This was additive for performance and created a positive allocation impact because the industry outperformed the broader index. The Semiconductors & Semiconductor Equipment industry exhibited a similar effect.

  Conversely, a lack of exposure to the Capital Markets industry within the Financials sector weighed negatively on performance. Capital Markets climbed higher by about 35% during the period, so the Fund’s relative underweight produced negative allocation effects. Financial Services exposure produced a similar effect, as the industry gained about 30% during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree Technology and Innovation 100 Digital Fund $21,856	S&P 500® Index $16,376	WisdomTree Technology and Innovation 100 Index $21,887
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,620	$10,380	$10,624
2/28/23	$10,560	$10,127	$10,556
3/31/23	$11,590	$10,499	$11,593
4/30/23	$11,520	$10,662	$11,520
5/31/23	$12,560	$10,709	$12,568
6/30/23	$13,370	$11,416	$13,377
7/31/23	$14,030	$11,783	$14,031
8/31/23	$13,940	$11,596	$13,943
9/30/23	$13,190	$11,043	$13,199
10/31/23	$12,840	$10,810	$12,841
11/30/23	$14,300	$11,798	$14,287
12/31/23	$15,089	$12,334	$15,076
1/31/24	$15,582	$12,541	$15,569
2/29/24	$16,672	$13,211	$16,666
3/31/24	$17,039	$13,636	$17,036
4/30/24	$16,221	$13,079	$16,214
5/31/24	$17,270	$13,727	$17,268
6/30/24	$18,612	$14,220	$18,616
7/31/24	$18,340	$14,393	$18,342
8/31/24	$18,549	$14,742	$18,556
9/30/24	$19,199	$15,057	$19,206
10/31/24	$19,189	$14,920	$19,196
11/30/24	$20,206	$15,796	$20,215
12/31/24	$20,504	$15,420	$20,518
1/31/25	$20,969	$15,849	$20,993
2/28/25	$19,997	$15,642	$20,015
3/31/25	$18,317	$14,761	$18,338
4/30/25	$18,529	$14,661	$18,545
5/31/25	$20,324	$15,584	$20,348
6/30/25	$21,856	$16,376	$21,887

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	17.43%	37.66%
S&P 500® Index	15.16%	22.31%
WisdomTree Technology and Innovation 100 Index	17.57%	37.69%

Key Fund Statistics

  Total Net Assets$4,506,021
  # of Portfolio Holdings101
  Portfolio Turnover Rate17%
  Investment Advisory Fees Paid, Net$3,952

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	10.6%
Microsoft Corp.	10.1%
Apple, Inc.	8.0%
Amazon.com, Inc.	7.5%
Alphabet, Inc.	7.5%
Meta Platforms, Inc.	5.5%
Broadcom, Inc.	4.3%
Tesla, Inc.	3.3%
Oracle Corp.	2.2%
Netflix, Inc.	2.2%

Sector Breakdown (% of Net Assets)

Information Technology	60.3%
Communication Services	18.4%
Consumer Discretionary	12.2%
Health Care	5.9%
Financials	1.6%
Industrials	1.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Technology and Innovation 100 Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: TECHX

TECHX - 062025

WisdomTree TIPS Digital Fund

Ticker: TIPSX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.27% at net asset value (NAV) for the fiscal year ended June 30, 2025, underperforming the Fund's primary comparative benchmark, the Solactive US Treasury Inflation-Linked Bond Index, which returned 5.90% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposures to Treasury Inflation-Protected Securities (TIPS) within the 3-5 maturity range of the yield curve produced positive performance effects during the period due to security selection effects.

  The same effects were observed within the 7-10 year maturity range, though to a lesser extent.

  Exposures to the long end of the yield curve, at maturities 10 years and beyond, were detrimental for performance due to poor allocation effects.

  The same negative effects were observed within the short-term portion of the yield curve, at maturities less than 1 year, though these were slightly offset by positive security selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 19, 2023 (inception) through June 30, 2025

	WisdomTree TIPS Digital Fund $10,769	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US Treasury Inflation-Linked Bond Index $10,883
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,990	$9,948	$9,978
2/28/23	$9,880	$9,691	$9,853
3/31/23	$10,134	$9,937	$10,142
4/30/23	$10,134	$9,997	$10,144
5/31/23	$10,023	$9,888	$10,029
6/30/23	$10,008	$9,853	$9,989
7/31/23	$10,018	$9,846	$9,991
8/31/23	$9,915	$9,783	$9,920
9/30/23	$9,729	$9,534	$9,741
10/31/23	$9,646	$9,384	$9,692
11/30/23	$9,916	$9,809	$9,932
12/31/23	$10,154	$10,184	$10,175
1/31/24	$10,186	$10,156	$10,215
2/29/24	$10,081	$10,013	$10,109
3/31/24	$10,154	$10,105	$10,181
4/30/24	$9,985	$9,850	$10,026
5/31/24	$10,154	$10,017	$10,165
6/30/24	$10,230	$10,112	$10,277
7/31/24	$10,424	$10,348	$10,461
8/31/24	$10,500	$10,497	$10,544
9/30/24	$10,655	$10,637	$10,699
10/31/24	$10,460	$10,374	$10,510
11/30/24	$10,514	$10,483	$10,560
12/31/24	$10,329	$10,312	$10,392
1/31/25	$10,460	$10,366	$10,525
2/28/25	$10,679	$10,595	$10,759
3/31/25	$10,736	$10,599	$10,834
4/30/25	$10,736	$10,640	$10,842
5/31/25	$10,681	$10,564	$10,779
6/30/25	$10,769	$10,726	$10,883

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.27%	3.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US Treasury Inflation-Linked Bond Index	5.90%	3.52%

Key Fund Statistics

  Total Net Assets$962,158
  # of Portfolio Holdings10
  Portfolio Turnover Rate5%
  Investment Advisory Fees Paid, Net$483

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2030	30.4%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/2029	11.3%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2041	10.8%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	8.8%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/2026	8.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	7.6%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	6.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/2026	5.8%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	4.3%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	2.0%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.8%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree TIPS Digital Fund

Annual Shareholder Report - June 30, 2025

Ticker: TIPSX

TIPSX - 062025

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	The Code is attached hereto as exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated Nicholas Fusco as the audit committee financial expert. Mr. Fusco is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $371,113 for the fiscal year ended June 30, 2025 and $314,568 for the fiscal year ended June 30, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $114,569 for the fiscal year ended June 30, 2025 and $120,567 for the fiscal year ended June 30, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule-01(c) (7) (A), the registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the registrant’s financial statements. The audit committee also must approve, prior to appointment, the engagement of the principal accountant to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the registrant. The audit committee also must, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the registrant by the auditors for each audit and non-audit service. The audit committee also must consider whether non-audit services provided by the registrant’s principal accountant to the registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the registrant, are compatible with maintaining the auditor’s independence.

The audit committee has authorized the Chair of the audit committee of the Trust to pre-approve on behalf of the audit committee certain audit and non-audit services and fees, pursuant to the delegation provision of the audit committee’s pre-approval Policy, subject to the audit committee receiving a report of such pre-approvals at its next regular meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $114,569 for the fiscal year ended June 30, 2025 and $120,567 for the fiscal year ended June 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e. June 30, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights are attached herewith.

WisdomTree Digital Trust

Annual Financial Statements and Other Information

June 30, 2025

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Money Market Digital Fund:

WisdomTree Government Money Market Digital Fund (WTGXX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Short-Duration Income Digital Fund (WTSIX) June 30, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
WisdomTree Floating Rate Treasury Fund(a)	3,031	$152,490
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,049	157,809
WisdomTree Mortgage Plus Bond Fund(a)	4,640	206,062
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,245	207,071
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,448	308,666
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,010,884)		1,032,098
Other Assets less Liabilities – 0.0%		68
NET ASSETS – 100.0%		$1,032,166

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$ 152,339	$ 6,593	$ 6,436	$ (14)	$ 8	$ 152,490	$ 7,047
WisdomTree Interest Rate Hedged High Yield Bond Fund	153,938	6,800	6,639	(10)	3,720	157,809	9,861
WisdomTree Mortgage Plus Bond Fund	199,906	8,906	8,684	(160)	6,094	206,062	8,441
WisdomTree U.S. Short Term Corporate Bond Fund	201,909	8,947	8,764	11	4,968	207,071	9,231
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	302,346	13,391	13,076	3	6,002	308,666	14,419
Total	$1,010,438	$44,637	$43,599	$(170)	$20,792	$1,032,098	$48,999

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,032,098	$—	$—	$1,032,098
Total Investments in Securities	$1,032,098	$—	$—	$1,032,098

See Notes to Financial Statements.

WisdomTree Digital Trust    1

Schedule of Investments WisdomTree Siegel Global Equity Digital Fund (EQTYX) June 30, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 97.6%
United States – 97.6%
iShares Core S&P 500 ETF	175	$108,657
JPMorgan BetaBuilders Europe ETF	423	28,536
SPDR Portfolio S&P 400 Mid Cap ETF	639	34,749
Vanguard High Dividend Yield ETF	405	53,991
Vanguard International High Dividend Yield ETF	887	71,058
WisdomTree Emerging Markets High Dividend Fund(a)	1,243	56,295
WisdomTree International Quality Dividend Growth Fund(a)	733	29,056
WisdomTree Japan Hedged Equity Fund(a)	237	27,082
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,965	164,549
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	422	19,644
WisdomTree U.S. Total Dividend Fund(a)	1,275	101,388
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $618,499)		695,005
Other Assets less Liabilities – 2.4%		17,203
NET ASSETS – 100.0%		$712,208

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 15,678	$ 37,383	$ 291	$ (14)	$ 3,539	$ 56,295	$1,378
WisdomTree Emerging Markets SmallCap Dividend Fund^	15,638	5,374	19,965	(305)	(742)	—	314
WisdomTree International Quality Dividend Growth Fund	38,796	15,969	26,591	(974)	1,856	29,056	836
WisdomTree Japan Hedged Equity Fund	15,682	10,792	110	(3)	721	27,082	757
WisdomTree U.S. Quality Dividend Growth Fund	87,416	69,215	1,914	(24)	9,856	164,549	1,777
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	11,778	8,911	1,023	3	(25)	19,644	386
WisdomTree U.S. Total Dividend Fund	58,577	39,175	5,198	(99)	8,933	101,388	1,563
Total	$243,565	$186,819	$55,092	$(1,416)	$24,138	$398,014	$7,011

^  As of June 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$695,005	$—	$—	$695,005
Total Investments in Securities	$695,005	$—	$—	$695,005

See Notes to Financial Statements.

2    WisdomTree Digital Trust

Schedule of Investments WisdomTree Siegel Longevity Digital Fund (LNGVX) June 30, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
Global X U.S. Preferred ETF	407	$7,664
iShares Core S&P 500 ETF	28	17,385
JPMorgan BetaBuilders Europe ETF	125	8,432
SPDR Portfolio S&P 400 Mid Cap ETF	170	9,245
Vanguard High Dividend Yield ETF	90	11,998
Vanguard International High Dividend Yield ETF	210	16,823
WisdomTree Emerging Markets High Dividend Fund(a)	322	14,583
WisdomTree International Quality Dividend Growth Fund(a)	217	8,602
WisdomTree Japan Hedged Equity Fund(a)	52	5,942
WisdomTree Managed Futures Strategy Fund(a)	283	9,992
Investments	Shares	Value
WisdomTree U.S. High Yield Corporate Bond Fund(a)	172	$7,929
WisdomTree U.S. Quality Dividend Growth Fund(a)	267	22,359
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	124	5,772
WisdomTree U.S. Total Dividend Fund(a)	340	27,037
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	669	29,188
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $182,223)		202,951
Other Assets less Liabilities – 0.0%		23
NET ASSETS – 100.0%		$202,974

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 6,886	$ 8,614	$ 1,749	$ (42)	$ 874	$ 14,583	$ 439
WisdomTree Emerging Markets SmallCap Dividend Fund^	5,144	1,451	6,280	(63)	(252)	—	96
WisdomTree International Quality Dividend Growth Fund	13,538	4,602	9,875	(201)	538	8,602	262
WisdomTree Japan Hedged Equity Fund	5,190	1,741	1,081	(48)	140	5,942	204
WisdomTree Managed Futures Strategy Fund	8,451	3,801	2,090	(77)	(93)	9,992	279
WisdomTree U.S. High Yield Corporate Bond Fund	6,779	2,634	1,731	4	243	7,929	456
WisdomTree U.S. Quality Dividend Growth Fund	18,732	7,141	4,973	43	1,416	22,359	313
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,135	2,226	1,513	—	(76)	5,772	142
WisdomTree U.S. Total Dividend Fund	23,091	8,771	7,680	112	2,743	27,037	529
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	25,432	9,764	6,462	10	444	29,188	1,184
Total	$118,378	$50,745	$43,434	$(262)	$5,977	$131,404	$3,904

^  As of June 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$202,951	$—	$—	$202,951
Total Investments in Securities	$202,951	$—	$—	$202,951

See Notes to Financial Statements.

WisdomTree Digital Trust    3

Schedule of Investments WisdomTree Siegel Moderate Digital Fund (MODRX) June 30, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares 10-20 Year Treasury Bond ETF	107	$10,871
iShares Core S&P 500 ETF	28	17,385
JPMorgan BetaBuilders Europe ETF	96	6,476
SPDR Portfolio S&P 400 Mid Cap ETF	116	6,308
Vanguard High Dividend Yield ETF	74	9,865
Vanguard International High Dividend Yield ETF	178	14,259
WisdomTree Emerging Markets High Dividend Fund(a)	226	10,236
WisdomTree Emerging Markets Local Debt Fund(a)	148	4,138
WisdomTree Floating Rate Treasury Fund(a)	55	2,767
WisdomTree International Quality Dividend Growth Fund(a)	167	6,620
WisdomTree Japan Hedged Equity Fund(a)	43	4,914
Investments	Shares	Value
WisdomTree Mortgage Plus Bond Fund(a)	416	$18,475
WisdomTree U.S. High Yield Corporate Bond Fund(a)	110	5,071
WisdomTree U.S. Quality Dividend Growth Fund(a)	410	34,333
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	77	3,584
WisdomTree U.S. Total Dividend Fund(a)	232	18,449
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	744	32,461
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $189,074)		206,212
Other Assets less Liabilities – 0.1%		177
NET ASSETS – 100.0%		$206,389

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$ 3,551	$ 6,440	$ 392	$ (3)	$ 640	$ 10,236	$ 284
WisdomTree Emerging Markets Local Debt Fund	2,900	1,293	375	(9)	329	4,138	109
WisdomTree Emerging Markets SmallCap Dividend Fund^	3,498	1,509	4,746	(65)	(196)	—	72
WisdomTree Floating Rate Treasury Fund	6,339	1,711	5,284	(2)	3	2,767	224
WisdomTree International Quality Dividend Growth Fund	8,642	4,404	6,680	(187)	441	6,620	199
WisdomTree Japan Hedged Equity Fund	3,497	1,533	228	2	110	4,914	164
WisdomTree Mortgage Plus Bond Fund	13,241	5,885	1,091	(29)	469	18,475	659
WisdomTree U.S. High Yield Corporate Bond Fund	3,612	1,641	317	(3)	138	5,071	282
WisdomTree U.S. Quality Dividend Growth Fund	19,513	14,371	1,305	(10)	1,764	34,333	423
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	2,638	1,581	551	(4)	(80)	3,584	85
WisdomTree U.S. Total Dividend Fund	13,033	5,637	1,896	(11)	1,686	18,449	345
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	23,456	10,425	1,777	(48)	405	32,461	1,277
Total	$103,920	$56,430	$24,642	$(369)	$5,709	$141,048	$4,123

^  As of June 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$206,212	$—	$—	$206,212
Total Investments in Securities	$206,212	$—	$—	$206,212

See Notes to Financial Statements.

4    WisdomTree Digital Trust

Schedule of Investments WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	5	$13,068
Ireland – 0.1%
IT Services – 0.1%
Accenture PLC, Class A	56	16,738
Netherlands – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
NXP Semiconductors NV	23	5,025
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	432	12,943
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	27	4,554
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	16	4,572
United States – 99.2%
Aerospace & Defense – 2.1%
Axon Enterprise, Inc.*	19	15,731
Boeing Co.*	139	29,125
General Dynamics Corp.	64	18,666
General Electric Co.	267	68,723
HEICO Corp.	33	10,824
Howmet Aerospace, Inc.	101	18,799
L3Harris Technologies, Inc.	44	11,037
Lockheed Martin Corp.	59	27,325
Northrop Grumman Corp.	35	17,499
RTX Corp.	340	49,647
TransDigm Group, Inc.	13	19,769
Total Aerospace & Defense		287,145
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	35	3,999
FedEx Corp.	58	13,184
United Parcel Service, Inc., Class B	193	19,481
Total Air Freight & Logistics		36,664
Automobiles – 2.0%
Ford Motor Co.	904	9,809
General Motors Co.	316	15,550
Tesla, Inc.*	771	244,916
Total Automobiles		270,275
Investments	Shares	Value
Banks – 3.6%
Bank of America Corp.	1,901	$89,955
Citigroup, Inc.	445	37,878
Citizens Financial Group, Inc.	108	4,833
Fifth Third Bancorp	156	6,416
First Citizens BancShares, Inc., Class A	3	5,869
Huntington Bancshares, Inc.	333	5,581
JPMorgan Chase & Co.	691	200,328
KeyCorp	207	3,606
M&T Bank Corp.	39	7,566
PNC Financial Services Group, Inc.	92	17,151
Regions Financial Corp.	213	5,010
Truist Financial Corp.	311	13,370
U.S. Bancorp	364	16,471
Wells Fargo & Co.	876	70,185
Total Banks		484,219
Beverages – 1.1%
Brown-Forman Corp., Class B	109	2,933
Coca-Cola Co.	1,028	72,731
Constellation Brands, Inc., Class A	43	6,996
Keurig Dr. Pepper, Inc.	318	10,513
Monster Beverage Corp.*	244	15,284
PepsiCo, Inc.	323	42,649
Total Beverages		151,106
Biotechnology – 1.5%
AbbVie, Inc.	415	77,032
Alnylam Pharmaceuticals, Inc.*	29	9,457
Amgen, Inc.	124	34,622
Biogen, Inc.*	35	4,396
Gilead Sciences, Inc.	295	32,707
Moderna, Inc.*	86	2,373
Natera, Inc.*	11	1,858
Regeneron Pharmaceuticals, Inc.	26	13,650
United Therapeutics Corp.*	4	1,149
Vertex Pharmaceuticals, Inc.*	61	27,157
Total Biotechnology		204,401
Broadline Retail – 4.1%
Amazon.com, Inc.*	2,495	547,378
eBay, Inc.	119	8,861
Total Broadline Retail		556,239
Building Products – 0.4%
Builders FirstSource, Inc.*	29	3,384
Carlisle Cos., Inc.	11	4,107
Carrier Global Corp.	196	14,345
Johnson Controls International PLC	59	6,232
Lennox International, Inc.	9	5,159
Masco Corp.	52	3,347
Owens Corning	21	2,888
Trane Technologies PLC	21	9,186
Total Building Products		48,648

See Notes to Financial Statements.

WisdomTree Digital Trust    5

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Capital Markets – 3.7%
Ameriprise Financial, Inc.	24	$12,810
Ares Management Corp., Class A	47	8,140
Bank of New York Mellon Corp.	181	16,491
Blackrock, Inc.	35	36,724
Blackstone, Inc.	283	42,331
Carlyle Group, Inc.	83	4,266
Cboe Global Markets, Inc.	10	2,332
Charles Schwab Corp.	413	37,682
CME Group, Inc.	86	23,703
Coinbase Global, Inc., Class A*	56	19,627
FactSet Research Systems, Inc.	9	4,026
Goldman Sachs Group, Inc.	77	54,497
Interactive Brokers Group, Inc., Class A	41	2,272
Intercontinental Exchange, Inc.	135	24,768
Jefferies Financial Group, Inc.	19	1,039
KKR & Co., Inc.	221	29,400
LPL Financial Holdings, Inc.	18	6,750
Moody’s Corp.	43	21,568
Morgan Stanley	386	54,372
MSCI, Inc.	19	10,958
Nasdaq, Inc.	140	12,519
Northern Trust Corp.	48	6,086
Raymond James Financial, Inc.	49	7,515
Robinhood Markets, Inc., Class A*	64	5,992
S&P Global, Inc.	75	39,547
State Street Corp.	71	7,550
T Rowe Price Group, Inc.	52	5,018
Total Capital Markets		497,983
Chemicals – 0.9%
Air Products & Chemicals, Inc.	54	15,231
CF Industries Holdings, Inc.	46	4,232
Corteva, Inc.	167	12,447
Dow, Inc.	160	4,237
DuPont de Nemours, Inc.	101	6,928
Ecolab, Inc.	69	18,591
International Flavors & Fragrances, Inc.	60	4,413
Linde PLC	44	20,644
LyondellBasell Industries NV, Class A	30	1,736
PPG Industries, Inc.	55	6,256
RPM International, Inc.	31	3,405
Sherwin-Williams Co.	62	21,288
Westlake Corp.	29	2,202
Total Chemicals		121,610
Commercial Services & Supplies – 0.7%
Cintas Corp.	104	23,178
Copart, Inc.*	236	11,581
Republic Services, Inc.	76	18,742
Rollins, Inc.	117	6,601
Investments	Shares	Value
Veralto Corp.	60	$6,057
Waste Connections, Inc.	23	4,295
Waste Management, Inc.	96	21,967
Total Commercial Services & Supplies		92,421
Communications Equipment – 0.9%
Arista Networks, Inc.*	310	31,716
Cisco Systems, Inc.	990	68,686
Motorola Solutions, Inc.	40	16,819
Ubiquiti, Inc.	6	2,470
Total Communications Equipment		119,691
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	3	1,609
EMCOR Group, Inc.	4	2,139
Quanta Services, Inc.	36	13,611
Total Construction & Engineering		17,359
Construction Materials – 0.2%
CRH PLC	61	5,600
Martin Marietta Materials, Inc.	15	8,234
Vulcan Materials Co.	32	8,346
Total Construction Materials		22,180
Consumer Finance – 0.7%
American Express Co.	175	55,821
Capital One Financial Corp.	150	31,914
SoFi Technologies, Inc.*	99	1,803
Synchrony Financial	93	6,207
Total Consumer Finance		95,745
Consumer Staples Distribution & Retail – 2.5%
Costco Wholesale Corp.	105	103,944
Dollar General Corp.	51	5,833
Kroger Co.	174	12,481
Sysco Corp.	118	8,937
Target Corp.	107	10,556
U.S. Foods Holding Corp.*	22	1,694
Walmart, Inc.	1,981	193,702
Total Consumer Staples Distribution & Retail		337,147
Containers & Packaging – 0.1%
Avery Dennison Corp.	19	3,334
Ball Corp.	72	4,038
International Paper Co.	83	3,887
Packaging Corp. of America	22	4,146
Smurfit WestRock PLC	46	1,985
Total Containers & Packaging		17,390
Distributors – 0.0%
Genuine Parts Co.	32	3,882
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	1,733	50,153
Verizon Communications, Inc.	1,010	43,703
Total Diversified Telecommunication Services		93,856
See Notes to Financial Statements.

6    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Electric Utilities – 1.3%
Alliant Energy Corp.	60	$3,628
American Electric Power Co., Inc.	125	12,970
Constellation Energy Corp.	82	26,466
Duke Energy Corp.	183	21,594
Edison International	92	4,747
Entergy Corp.	102	8,478
Eversource Energy	81	5,153
Exelon Corp.	238	10,334
FirstEnergy Corp.	136	5,476
NextEra Energy, Inc.	491	34,085
NRG Energy, Inc.	19	3,051
PG&E Corp.	508	7,082
PPL Corp.	177	5,999
Southern Co.	261	23,968
Xcel Energy, Inc.	131	8,921
Total Electric Utilities		181,952
Electrical Equipment – 0.8%
AMETEK, Inc.	55	9,953
Eaton Corp. PLC	36	12,852
Emerson Electric Co.	136	18,133
GE Vernova, Inc.	67	35,453
Hubbell, Inc.	13	5,309
Rockwell Automation, Inc.	27	8,968
Vertiv Holdings Co., Class A	93	11,942
Total Electrical Equipment		102,610
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	285	28,144
CDW Corp.	31	5,536
Corning, Inc.	205	10,781
Keysight Technologies, Inc.*	41	6,718
Ralliant Corp.*	26	1,261
Teledyne Technologies, Inc.*	11	5,636
Trimble, Inc.*	22	1,672
Zebra Technologies Corp., Class A*	12	3,700
Total Electronic Equipment, Instruments & Components		63,448
Energy Equipment & Services – 0.1%
Baker Hughes Co.	239	9,163
Halliburton Co.	207	4,219
Schlumberger NV	133	4,495
Total Energy Equipment & Services		17,877
Entertainment – 1.9%
Electronic Arts, Inc.	65	10,381
Liberty Media Corp.-Liberty Formula One, Class C*	58	6,061
Live Nation Entertainment, Inc.*	56	8,472
Netflix, Inc.*	111	148,643
ROBLOX Corp., Class A*	147	15,464
Take-Two Interactive Software, Inc.*	41	9,957
Walt Disney Co.	448	55,556
Warner Bros Discovery, Inc.*	537	6,154
Total Entertainment		260,688
Investments	Shares	Value
Financial Services – 4.9%
Affirm Holdings, Inc.*	24	$1,659
Apollo Global Management, Inc.	199	28,232
Berkshire Hathaway, Inc., Class B*	530	257,458
Block, Inc.*	147	9,986
Corebridge Financial, Inc.	160	5,680
Corpay, Inc.*	17	5,641
Fidelity National Information Services, Inc.	141	11,479
Fiserv, Inc.*	146	25,172
Global Payments, Inc.	61	4,883
Mastercard, Inc., Class A	229	128,684
PayPal Holdings, Inc.*	247	18,357
Toast, Inc., Class A*	46	2,037
Visa, Inc., Class A	494	175,395
Total Financial Services		674,663
Food Products – 0.5%
Archer-Daniels-Midland Co.	124	6,545
General Mills, Inc.	132	6,839
Hershey Co.	43	7,136
Hormel Foods Corp.	122	3,690
Kellanova	80	6,362
Kraft Heinz Co.	274	7,075
McCormick & Co., Inc., Non-Voting Shares	60	4,549
Mondelez International, Inc., Class A	331	22,323
Tyson Foods, Inc., Class A	77	4,307
Total Food Products		68,826
Gas Utilities – 0.0%
Atmos Energy Corp.	36	5,548
Ground Transportation – 0.9%
CSX Corp.	457	14,912
JB Hunt Transport Services, Inc.	23	3,303
Norfolk Southern Corp.	52	13,311
Old Dominion Freight Line, Inc.	50	8,115
Uber Technologies, Inc.*	474	44,224
Union Pacific Corp.	140	32,211
XPO, Inc.*	11	1,389
Total Ground Transportation		117,465
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	413	56,172
Align Technology, Inc.*	17	3,219
Baxter International, Inc.	118	3,573
Becton Dickinson & Co.	68	11,713
Boston Scientific Corp.*	362	38,882
Cooper Cos., Inc.*	47	3,344
Dexcom, Inc.*	89	7,769
Edwards Lifesciences Corp.*	143	11,184
GE HealthCare Technologies, Inc.	106	7,851
Hologic, Inc.*	57	3,714
IDEXX Laboratories, Inc.*	17	9,118
Insulet Corp.*	16	5,027

See Notes to Financial Statements.

WisdomTree Digital Trust    7

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Intuitive Surgical, Inc.*	85	$46,190
Medtronic PLC	116	10,112
ResMed, Inc.	34	8,772
STERIS PLC	10	2,402
Stryker Corp.	93	36,794
Zimmer Biomet Holdings, Inc.	49	4,469
Total Health Care Equipment & Supplies		270,305
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	59	9,912
Cencora, Inc.	48	14,393
Centene Corp.*	123	6,676
Cigna Group	69	22,810
CVS Health Corp.	300	20,694
Elevance Health, Inc.	54	21,004
HCA Healthcare, Inc.	62	23,752
Humana, Inc.	28	6,845
Labcorp Holdings, Inc.	20	5,250
McKesson Corp.	33	24,182
Molina Healthcare, Inc.*	13	3,873
Quest Diagnostics, Inc.	27	4,850
UnitedHealth Group, Inc.	218	68,010
Total Health Care Providers & Services		232,251
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	36	2,615
Ventas, Inc.	94	5,936
Welltower, Inc.	133	20,446
Total Health Care REITs		28,997
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	38	10,943
Hotels, Restaurants & Leisure – 2.0%
Airbnb, Inc., Class A*	144	19,057
Booking Holdings, Inc.	9	52,103
Carnival Corp.*	97	2,728
Chipotle Mexican Grill, Inc.*	329	18,473
Darden Restaurants, Inc.	28	6,103
Domino’s Pizza, Inc.	8	3,605
DoorDash, Inc., Class A*	92	22,679
DraftKings, Inc., Class A*	119	5,104
Expedia Group, Inc.	32	5,398
Hilton Worldwide Holdings, Inc.	62	16,513
Las Vegas Sands Corp.	179	7,788
Marriott International, Inc., Class A	69	18,851
McDonald’s Corp.	169	49,377
Royal Caribbean Cruises Ltd.	22	6,889
Starbucks Corp.	278	25,473
Yum! Brands, Inc.	66	9,780
Total Hotels, Restaurants & Leisure		269,921
Investments	Shares	Value
Household Durables – 0.2%
DR Horton, Inc.	84	$10,829
Garmin Ltd.	16	3,340
Lennar Corp., Class A	77	8,517
PulteGroup, Inc.	64	6,749
Toll Brothers, Inc.	17	1,940
Total Household Durables		31,375
Household Products – 1.0%
Church & Dwight Co., Inc.	61	5,863
Clorox Co.	29	3,482
Colgate-Palmolive Co.	200	18,180
Kimberly-Clark Corp.	82	10,571
Procter & Gamble Co.	577	91,928
Total Household Products		130,024
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	88	17,055
Industrial Conglomerates – 0.4%
3M Co.	128	19,487
Honeywell International, Inc.	156	36,329
Total Industrial Conglomerates		55,816
Industrial REITs – 0.2%
Prologis, Inc.	206	21,655
Insurance – 1.8%
Aflac, Inc.	143	15,081
Allstate Corp.	63	12,683
American International Group, Inc.	170	14,550
Aon PLC, Class A	20	7,135
Arch Capital Group Ltd.	34	3,096
Arthur J Gallagher & Co.	53	16,966
Brown & Brown, Inc.	71	7,872
Chubb Ltd.	37	10,720
Cincinnati Financial Corp.	37	5,510
Erie Indemnity Co., Class A	11	3,815
Everest Group Ltd.	4	1,359
Fidelity National Financial, Inc.	64	3,588
Hartford Insurance Group, Inc.	73	9,261
Loews Corp.	53	4,858
Markel Group, Inc.*	3	5,992
Marsh & McLennan Cos., Inc.	123	26,893
MetLife, Inc.	180	14,476
Principal Financial Group, Inc.	57	4,527
Progressive Corp.	144	38,428
Prudential Financial, Inc.	88	9,455
Travelers Cos., Inc.	56	14,982
Willis Towers Watson PLC	9	2,758
WR Berkley Corp.	92	6,759
Total Insurance		240,764

See Notes to Financial Statements.

8    WisdomTree Digital Trust

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Interactive Media & Services – 7.4%
Alphabet, Inc., Class A	3,048	$537,149
Meta Platforms, Inc., Class A	637	470,163
Pinterest, Inc., Class A*	155	5,558
Snap, Inc., Class A*	376	3,268
Total Interactive Media & Services		1,016,138
IT Services – 1.0%
Cloudflare, Inc., Class A*	77	15,079
Cognizant Technology Solutions Corp., Class A	119	9,286
Gartner, Inc.*	19	7,680
GoDaddy, Inc., Class A*	33	5,942
International Business Machines Corp.	222	65,441
MongoDB, Inc.*	16	3,360
Snowflake, Inc., Class A*	79	17,678
Twilio, Inc., Class A*	42	5,223
VeriSign, Inc.	23	6,642
Total IT Services		136,331
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	68	8,025
Danaher Corp.	173	34,174
Illumina, Inc.*	32	3,053
IQVIA Holdings, Inc.*	42	6,619
Mettler-Toledo International, Inc.*	5	5,874
Thermo Fisher Scientific, Inc.	91	36,897
Waters Corp.*	13	4,537
West Pharmaceutical Services, Inc.	18	3,938
Total Life Sciences Tools & Services		103,117
Machinery – 1.4%
Caterpillar, Inc.	118	45,809
Cummins, Inc.	32	10,480
Deere & Co.	67	34,069
Dover Corp.	33	6,047
Fortive Corp.	78	4,066
IDEX Corp.	18	3,160
Illinois Tool Works, Inc.	71	17,555
Ingersoll Rand, Inc.	95	7,902
Otis Worldwide Corp.	96	9,506
PACCAR, Inc.	123	11,692
Parker-Hannifin Corp.	31	21,652
Pentair PLC	15	1,540
Snap-on, Inc.	12	3,734
Westinghouse Air Brake Technologies Corp.	42	8,793
Xylem, Inc.	55	7,115
Total Machinery		193,120
Media – 0.6%
Charter Communications, Inc., Class A*	39	15,943
Comcast Corp., Class A	1,030	36,761
Fox Corp., Class A	115	6,444
News Corp., Class A	136	4,042
Investments	Shares	Value
Omnicom Group, Inc.	51	$3,669
Trade Desk, Inc., Class A*	124	8,927
Total Media		75,786
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	326	14,132
Newmont Corp.	269	15,672
Nucor Corp.	58	7,513
Reliance, Inc.	14	4,395
Steel Dynamics, Inc.	38	4,864
Total Metals & Mining		46,576
Multi-Utilities – 0.5%
Ameren Corp.	62	5,955
CenterPoint Energy, Inc.	149	5,474
CMS Energy Corp.	68	4,711
Consolidated Edison, Inc.	81	8,128
Dominion Energy, Inc.	197	11,134
DTE Energy Co.	47	6,226
NiSource, Inc.	41	1,654
Public Service Enterprise Group, Inc.	120	10,102
Sempra	151	11,441
WEC Energy Group, Inc.	74	7,711
Total Multi-Utilities		72,536
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	21	5,114
Chevron Corp.	439	62,860
ConocoPhillips	322	28,896
Coterra Energy, Inc.	183	4,645
Devon Energy Corp.	150	4,772
Diamondback Energy, Inc.	42	5,771
EOG Resources, Inc.	139	16,626
EQT Corp.	101	5,890
Expand Energy Corp.	20	2,339
Exxon Mobil Corp.	1,094	117,933
Hess Corp.	72	9,975
Kinder Morgan, Inc.	535	15,729
Marathon Petroleum Corp.	88	14,618
Occidental Petroleum Corp.	208	8,738
ONEOK, Inc.	141	11,510
Phillips 66	104	12,407
Targa Resources Corp.	56	9,748
Texas Pacific Land Corp.	6	6,338
Valero Energy Corp.	78	10,485
Williams Cos., Inc.	301	18,906
Total Oil, Gas & Consumable Fuels		373,300
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	154	7,574
Southwest Airlines Co.	135	4,379
United Airlines Holdings, Inc.*	79	6,291
Total Passenger Airlines		18,244

See Notes to Financial Statements.

WisdomTree Digital Trust    9

Schedule of Investments (continued) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	76	$6,141
Kenvue, Inc.	452	9,460
Total Personal Care Products		15,601
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	485	22,451
Eli Lilly & Co.	235	183,190
Johnson & Johnson	558	85,234
Merck & Co., Inc.	585	46,309
Pfizer, Inc.	1,377	33,378
Zoetis, Inc.	105	16,375
Total Pharmaceuticals		386,937
Professional Services – 0.6%
Automatic Data Processing, Inc.	99	30,532
Booz Allen Hamilton Holding Corp.	31	3,228
Broadridge Financial Solutions, Inc.	28	6,805
Equifax, Inc.	29	7,522
Jacobs Solutions, Inc.	30	3,943
Leidos Holdings, Inc.	32	5,048
Paychex, Inc.	86	12,510
SS&C Technologies Holdings, Inc.	58	4,802
TransUnion	18	1,584
Verisk Analytics, Inc.	35	10,902
Total Professional Services		86,876
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	70	9,809
CoStar Group, Inc.*	93	7,477
Zillow Group, Inc., Class C*	21	1,471
Total Real Estate Management & Development		18,757
Residential REITs – 0.2%
AvalonBay Communities, Inc.	33	6,716
Equity Residential	88	5,939
Essex Property Trust, Inc.	15	4,251
Invitation Homes, Inc.	144	4,723
Mid-America Apartment Communities, Inc.	28	4,144
Total Residential REITs		25,773
Retail REITs – 0.2%
Kimco Realty Corp.	139	2,922
Realty Income Corp.	167	9,621
Simon Property Group, Inc.	75	12,057
Total Retail REITs		24,600
Semiconductors & Semiconductor Equipment – 12.2%
Advanced Micro Devices, Inc.*	417	59,172
Analog Devices, Inc.	118	28,086
Applied Materials, Inc.	203	37,163
Broadcom, Inc.	1,120	308,728
First Solar, Inc.*	24	3,973
Intel Corp.	1,066	23,878
KLA Corp.	33	29,560
Investments	Shares	Value
Lam Research Corp.	313	$30,468
Marvell Technology, Inc.	234	18,112
Microchip Technology, Inc.	122	8,585
Micron Technology, Inc.	265	32,661
Monolithic Power Systems, Inc.	11	8,045
NVIDIA Corp.	6,210	981,118
ON Semiconductor Corp.*	98	5,136
Qualcomm, Inc.	261	41,567
Teradyne, Inc.	36	3,237
Texas Instruments, Inc.	210	43,600
Total Semiconductors & Semiconductor Equipment		1,663,089
Software – 12.0%
Adobe, Inc.*	111	42,944
ANSYS, Inc.*	21	7,376
AppLovin Corp., Class A*	94	32,907
Atlassian Corp., Class A*	62	12,592
Autodesk, Inc.*	50	15,478
Cadence Design Systems, Inc.*	67	20,646
Crowdstrike Holdings, Inc., Class A*	59	30,049
Datadog, Inc., Class A*	81	10,881
Docusign, Inc.*	16	1,246
Dynatrace, Inc.*	72	3,975
Fair Isaac Corp.*	6	10,968
Fortinet, Inc.*	188	19,875
Gen Digital, Inc.	153	4,498
Guidewire Software, Inc.*	9	2,119
HubSpot, Inc.*	12	6,680
Intuit, Inc.	67	52,771
Manhattan Associates, Inc.*	15	2,962
Microsoft Corp.	1,809	899,815
MicroStrategy, Inc., Class A*	16	6,468
Nutanix, Inc., Class A*	24	1,834
Oracle Corp.	660	144,296
Palantir Technologies, Inc., Class A*	596	81,247
Palo Alto Networks, Inc.*	162	33,152
PTC, Inc.*	28	4,825
Roper Technologies, Inc.	26	14,738
Salesforce, Inc.	240	65,446
ServiceNow, Inc.*	49	50,376
Synopsys, Inc.*	38	19,482
Tyler Technologies, Inc.*	10	5,928
Workday, Inc., Class A*	60	14,400
Zoom Communications, Inc., Class A*	73	5,692
Zscaler, Inc.*	36	11,302
Total Software		1,636,968
Specialized REITs – 0.8%
American Tower Corp.	110	24,312
Crown Castle, Inc.	102	10,479
Digital Realty Trust, Inc.	74	12,900
Equinix, Inc.	23	18,296
See Notes to Financial Statements.

10    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree 500 Digital Fund (SPXUX) June 30, 2025
Investments	Shares	Value
Extra Space Storage, Inc.	47	$6,930
Iron Mountain, Inc.	71	7,283
Public Storage	40	11,737
SBA Communications Corp.	25	5,871
VICI Properties, Inc.	239	7,791
Weyerhaeuser Co.	170	4,367
Total Specialized REITs		109,966
Specialty Retail – 1.6%
AutoZone, Inc.*	4	14,849
Best Buy Co., Inc.	50	3,356
Burlington Stores, Inc.*	5	1,163
Carvana Co.*	12	4,044
Home Depot, Inc.	231	84,694
Lowe’s Cos., Inc.	131	29,065
O’Reilly Automotive, Inc.*	213	19,198
Ross Stores, Inc.	80	10,206
TJX Cos., Inc.	272	33,589
Tractor Supply Co.	123	6,491
Ulta Beauty, Inc.*	11	5,146
Williams-Sonoma, Inc.	29	4,738
Total Specialty Retail		216,539
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	3,659	750,717
Dell Technologies, Inc., Class C	188	23,049
Hewlett Packard Enterprise Co.	322	6,585
HP, Inc.	235	5,748
NetApp, Inc.	52	5,541
Pure Storage, Inc., Class A*	24	1,382
Sandisk Corp.*	28	1,270
Seagate Technology Holdings PLC	19	2,742
Investments	Shares	Value
Super Micro Computer, Inc.*	130	$6,371
Western Digital Corp.	79	5,055
Total Technology Hardware, Storage & Peripherals		808,460
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	35	3,608
Lululemon Athletica, Inc.*	9	2,138
NIKE, Inc., Class B	353	25,077
Total Textiles, Apparel & Luxury Goods		30,823
Tobacco – 0.7%
Altria Group, Inc.	429	25,152
Philip Morris International, Inc.	377	68,663
Total Tobacco		93,815
Trading Companies & Distributors – 0.3%
Fastenal Co.	273	11,466
Ferguson Enterprises, Inc.	18	3,919
United Rentals, Inc.	16	12,054
Watsco, Inc.	9	3,975
WW Grainger, Inc.	12	12,483
Total Trading Companies & Distributors		43,897
Water Utilities – 0.0%
American Water Works Co., Inc.	47	6,538
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	289	68,857
Total United States		13,532,788
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $11,606,150)		13,589,688
Other Assets less Liabilities – 0.4%		49,367
NET ASSETS – 100.0%		$13,639,055

*  Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$13,589,688	$—	$—	$13,589,688
Total Investments in Securities	$13,589,688	$—	$—	$13,589,688

See Notes to Financial Statements.

WisdomTree Digital Trust    11

Schedule of Investments WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Brazil – 0.7%
Broadline Retail – 0.7%
MercadoLibre, Inc.*	12	$31,363
Ireland – 0.8%
IT Services – 0.8%
Accenture PLC, Class A	118	35,269
Netherlands – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
NXP Semiconductors NV	69	15,076
South Korea – 0.4%
Broadline Retail – 0.4%
Coupang, Inc.*	538	16,118
Switzerland – 0.3%
Electronic Equipment, Instruments & Components – 0.3%
TE Connectivity PLC	89	15,012
United States – 97.4%
Automobiles – 3.3%
Tesla, Inc.*	468	148,665
Biotechnology – 3.8%
AbbVie, Inc.	327	60,697
Alnylam Pharmaceuticals, Inc.*	44	14,348
Amgen, Inc.	109	30,434
Gilead Sciences, Inc.	270	29,935
Regeneron Pharmaceuticals, Inc.	24	12,600
Vertex Pharmaceuticals, Inc.*	54	24,041
Total Biotechnology		172,055
Broadline Retail – 7.6%
Amazon.com, Inc.*	1,536	336,983
eBay, Inc.	78	5,808
Total Broadline Retail		342,791
Communications Equipment – 2.1%
Arista Networks, Inc.*	249	25,475
Cisco Systems, Inc.	758	52,590
Motorola Solutions, Inc.	40	16,819
Total Communications Equipment		94,884
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	271	26,761
Corning, Inc.	261	13,726
Keysight Technologies, Inc.*	28	4,588
Total Electronic Equipment, Instruments & Components		45,075
Entertainment – 3.2%
Electronic Arts, Inc.	78	12,457
Live Nation Entertainment, Inc.*	39	5,900
Netflix, Inc.*	73	97,756
Investments	Shares	Value
ROBLOX Corp., Class A*	87	$9,152
Take-Two Interactive Software, Inc.*	60	14,571
Warner Bros Discovery, Inc.*	402	4,607
Total Entertainment		144,443
Financial Services – 1.5%
Block, Inc.*	146	9,918
Corpay, Inc.*	12	3,982
Fidelity National Information Services, Inc.	161	13,107
Fiserv, Inc.*	130	22,413
Global Payments, Inc.	43	3,442
PayPal Holdings, Inc.*	224	16,647
Total Financial Services		69,509
Health Care Technology – 0.3%
Veeva Systems, Inc., Class A*	49	14,111
Household Durables – 0.3%
Garmin Ltd.	57	11,897
Interactive Media & Services – 13.0%
Alphabet, Inc., Class A	1,901	335,013
Meta Platforms, Inc., Class A	337	248,737
Total Interactive Media & Services		583,750
IT Services – 2.3%
Cloudflare, Inc., Class A*	44	8,617
Cognizant Technology Solutions Corp., Class A	155	12,095
Gartner, Inc.*	24	9,701
GoDaddy, Inc., Class A*	23	4,141
International Business Machines Corp.	173	50,997
Snowflake, Inc., Class A*	85	19,020
Total IT Services		104,571
Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	87	10,267
Danaher Corp.	143	28,248
IQVIA Holdings, Inc.*	57	8,983
Mettler-Toledo International, Inc.*	3	3,524
Thermo Fisher Scientific, Inc.	71	28,788
Total Life Sciences Tools & Services		79,810
Media – 1.0%
Charter Communications, Inc., Class A*	42	17,170
Comcast Corp., Class A	842	30,051
Total Media		47,221
Professional Services – 1.5%
Automatic Data Processing, Inc.	88	27,139
Equifax, Inc.	42	10,894
Paychex, Inc.	102	14,837
Verisk Analytics, Inc.	45	14,017
Total Professional Services		66,887

See Notes to Financial Statements.

12    WisdomTree Digital Trust

Schedule of Investments (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) June 30, 2025
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 22.0%
Advanced Micro Devices, Inc.*	318	$45,124
Analog Devices, Inc.	107	25,468
Applied Materials, Inc.	170	31,122
Broadcom, Inc.	708	195,160
Intel Corp.	1,081	24,214
KLA Corp.	31	27,768
Lam Research Corp.	276	26,866
Marvell Technology, Inc.	175	13,545
Microchip Technology, Inc.	193	13,581
Micron Technology, Inc.	228	28,101
Monolithic Power Systems, Inc.	7	5,120
NVIDIA Corp.	3,032	479,026
ON Semiconductor Corp.*	72	3,774
Qualcomm, Inc.	213	33,922
Texas Instruments, Inc.	183	37,995
Total Semiconductors & Semiconductor Equipment		990,786
Software – 22.8%
Adobe, Inc.*	78	30,177
ANSYS, Inc.*	15	5,268
AppLovin Corp., Class A*	65	22,755
Atlassian Corp., Class A*	47	9,545
Autodesk, Inc.*	52	16,098
Cadence Design Systems, Inc.*	63	19,413
Crowdstrike Holdings, Inc., Class A*	53	26,993
Datadog, Inc., Class A*	84	11,284
Fair Isaac Corp.*	7	12,796
Fortinet, Inc.*	182	19,241
HubSpot, Inc.*	16	8,906
Intuit, Inc.	54	42,532
Microsoft Corp.	911	453,141
Investments	Shares	Value
MicroStrategy, Inc., Class A*	46	$18,595
Oracle Corp.	460	100,570
Palantir Technologies, Inc., Class A*	401	54,664
Palo Alto Networks, Inc.*	134	27,422
PTC, Inc.*	20	3,447
Roper Technologies, Inc.	29	16,438
Salesforce, Inc.	163	44,448
ServiceNow, Inc.*	36	37,011
Synopsys, Inc.*	39	19,995
Tyler Technologies, Inc.*	7	4,150
Workday, Inc., Class A*	52	12,480
Zscaler, Inc.*	25	7,848
Total Software		1,025,217
Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.	1,756	360,279
Dell Technologies, Inc., Class C	100	12,260
Hewlett Packard Enterprise Co.	199	4,070
HP, Inc.	320	7,827
NetApp, Inc.	32	3,410
Sandisk Corp.*	18	816
Western Digital Corp.	54	3,455
Total Technology Hardware, Storage & Peripherals		392,117
Wireless Telecommunication Services – 1.2%
T-Mobile U.S., Inc.	228	54,323
Total United States		4,388,112
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,538,388)		4,500,950
Other Assets less Liabilities – 0.1%		5,071
NET ASSETS – 100.0%		$4,506,021

*  Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,500,950	$—	$—	$4,500,950
Total Investments in Securities	$4,500,950	$—	$—	$4,500,950

See Notes to Financial Statements.

WisdomTree Digital Trust    13

Schedule of Investments WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.9%
U.S. Treasury Bond – 20.6%
5.38%, 2/15/31	$190,000	$204,510
Total U.S. Treasury Bond		204,510
U.S. Treasury Notes – 79.3%
1.13%, 8/31/28	181,200	167,355
1.38%, 10/31/28	282,900	262,368
4.00%, 2/28/30	6,000	6,060
0.63%, 5/15/30	5,000	4,303
3.75%, 5/31/30	10,000	9,980
4.00%, 5/31/30	20,000	20,198
3.75%, 6/30/30	17,000	16,961
3.88%, 6/30/30	77,900	78,207
4.00%, 7/31/30	13,000	13,116
3.75%, 8/31/31	3,000	2,973
4.00%, 4/30/32	186,000	186,276
4.13%, 5/31/32	20,700	20,879
Total U.S. Treasury Notes		788,676
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $989,182)		993,186
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $989,182)		993,186
Other Assets less Liabilities – 0.1%		1,061
NET ASSETS – 100.0%		$994,247

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$993,186	$—	$993,186
Total Investments in Securities	$—	$993,186	$—	$993,186

See Notes to Financial Statements.

14    WisdomTree Digital Trust

Schedule of Investments WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Notes – 99.2%
1.88%, 2/15/32	$252,400	$221,796
3.50%, 2/15/33	39,400	37,993
3.88%, 8/15/33	55,000	54,184
4.50%, 11/15/33	171,300	176,011
3.88%, 8/15/34	125,300	122,393
4.25%, 5/15/35	334,000	334,600
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $945,271)		946,977
Other Assets less Liabilities – 0.8%		7,591
NET ASSETS – 100.0%		$954,568

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$946,977	$—	$946,977
Total Investments in Securities	$—	$946,977	$—	$946,977

See Notes to Financial Statements.

WisdomTree Digital Trust    15

Schedule of Investments WisdomTree Floating Rate Treasury Digital Fund (FLTTX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 100.2%
U.S. Treasury Floating Rate Notes – 100.2%
4.45%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)(a)	$50,000	$50,020
4.53%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	450,000	450,510
4.43%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	195,000	195,121
4.46%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,259
4.49%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	245,000	245,321
4.38%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(a)	400,000	399,787
4.44%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	175,000	175,011
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $1,775,280)		1,776,029
Other Liabilities less Assets – (0.2)%		(3,664)
NET ASSETS – 100.0%		$1,772,365

(a) Floating rate note. Coupon shown is in effect at June 30, 2025. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,776,029	$—	$1,776,029
Total Investments in Securities	$—	$1,776,029	$—	$1,776,029

See Notes to Financial Statements.

16 WisdomTree Digital Trust

Schedule of Investments WisdomTree Long-Term Treasury Digital Fund (WTLGX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 100.4%
U.S. Treasury Bonds – 100.4%
4.75%, 2/15/45	$27,000	$26,865
3.00%, 5/15/45	102,600	78,625
5.00%, 5/15/45	1,400	1,439
3.00%, 5/15/47	432,300	323,887
1.63%, 11/15/50	25,000	13,182
1.88%, 11/15/51	555,500	309,301
4.13%, 8/15/53	3,000	2,681
4.63%, 2/15/55	64,300	62,622
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $981,009)		818,602
Other Liabilities less Assets – (0.4)%		(3,575)
NET ASSETS – 100.0%		$815,027
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$818,602	$—	$818,602
Total Investments in Securities	$—	$818,602	$—	$818,602

See Notes to Financial Statements.

WisdomTree Digital Trust    17

Schedule of Investments WisdomTree Short-Term Treasury Digital Fund (WTSYX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Notes – 99.0%
4.63%, 3/15/26	$64,000	$64,234
3.75%, 4/15/26	68,700	68,534
4.13%, 6/15/26	44,700	44,762
1.25%, 11/30/26	120,000	115,739
4.25%, 11/30/26	3,000	3,016
4.38%, 12/15/26	60,000	60,457
4.25%, 12/31/26	7,000	7,042
4.00%, 1/15/27	4,000	4,010
4.13%, 1/31/27	3,000	3,014
4.13%, 2/15/27	4,000	4,020
4.25%, 3/15/27	7,000	7,055
3.75%, 4/30/27	122,000	121,995
3.88%, 5/31/27	21,000	21,051
3.75%, 8/15/27	210,000	210,123
3.38%, 9/15/27	5,000	4,966
4.25%, 1/15/28	7,000	7,092
4.25%, 2/15/28	27,000	27,369
3.88%, 3/15/28	169,000	169,832
3.75%, 5/15/28	69,800	69,917
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $1,010,341)		1,014,228
Other Assets less Liabilities – 1.0%		10,337
NET ASSETS – 100.0%		$1,024,565

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,014,228	$—	$1,014,228
Total Investments in Securities	$—	$1,014,228	$—	$1,014,228

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments WisdomTree TIPS Digital Fund (TIPSX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 95.8%
U.S. Treasury Inflation-Indexed Bonds – 36.4%
2.00%, 1/15/26	$50,000	$80,977
3.63%, 4/15/28	40,000	84,372
2.13%, 2/15/41	72,700	104,304
1.38%, 2/15/44	17,000	19,666
0.13%, 2/15/52	99,400	61,251
Total U.S. Treasury Inflation-Indexed Bonds		350,570
U.S. Treasury Inflation-Indexed Notes – 59.4%
0.13%, 10/15/26	48,300	56,060
0.88%, 1/15/29	87,000	108,842
0.13%, 1/15/30	248,200	292,079
0.63%, 7/15/32	40,000	41,199
1.13%, 1/15/33	70,800	72,858
Total U.S. Treasury Inflation-Indexed Notes		571,038
TOTAL INVESTMENTS IN SECURITIES – 95.8% (Cost: $956,290)		921,608
Other Assets less Liabilities – 4.2%		40,550
NET ASSETS – 100.0%		$962,158

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$921,608	$—	$921,608
Total Investments in Securities	$—	$921,608	$—	$921,608

See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments WisdomTree Government Money Market Digital Fund (WTGXX) June 30, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 20.5%
Federal Farm Credit Bank – 2.6%
4.39%, 8/20/25(a)	$3,000,000	$3,000,000
4.46%, 9/5/25, (Secured Overnight Financing Rate + 0.065%)(a)	100,000	100,000
4.74%, 11/25/25, (Secured Overnight Financing Rate + 0.35%)(a)	189,000	189,212
4.44%, 1/28/26, (Secured Overnight Financing Rate + 0.05%)(a)	5,000,000	5,000,051
Total Federal Farm Credit Bank		8,289,263
Federal Home Loan Bank – 11.7%
4.40%, 7/11/25, (Secured Overnight Financing Rate + 0.005%)(a)	4,000,000	3,999,998
4.40%, 8/7/25, (Secured Overnight Financing Rate + 0.005%)(a)	2,000,000	2,000,000
4.44%, 8/21/25, (Secured Overnight Financing Rate + 0.05%)(a)	100,000	100,000
4.38%, 10/2/25, (Secured Overnight Financing Rate - 0.01%)(a)	25,000,000	25,000,000
4.55%, 10/20/25, (Secured Overnight Financing Rate + 0.16%)(a)	650,000	650,176
4.50%, 12/12/25	285,000	285,227
4.54%, 1/2/26, (Secured Overnight Financing Rate + 0.145%)(a)	1,500,000	1,500,801
4.52%, 2/23/26, (Secured Overnight Financing Rate + 0.125%)(a)	700,000	700,354
4.28%, 3/27/26	3,275,000	3,274,270
Total Federal Home Loan Bank		37,510,826
Federal Home Loan Mortgage Corp. – 0.0%
0.47%, 9/30/25	100,000	99,062
Freddie Mac Discount Note – 6.2%
4.30%, 7/9/25(b)	20,000,000	19,981,178
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $65,880,329)		65,880,329
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 78.4%
U.S. Treasury Bills – 54.7%
4.49%, 8/7/25*	$80,000,000	$79,637,742
4.41%, 8/14/25*	2,000,000	1,989,908
4.49%, 8/26/25*	15,000,000	14,897,392
4.37%, 9/11/25*	80,000,000	79,316,713
Total U.S. Treasury Bills		175,841,755
U.S. Treasury Floating Rate Note – 23.7%
4.41%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.125%)(a)	76,000,000	76,004,529
Total U.S. Treasury Floating Rate Note		76,004,529
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $251,846,284)		251,846,284
MUTUAL FUNDS – 6.8%
United States – 6.8%
BlackRock Liquidity FedFund, Institutional Shares, 4.22%(c)	6,821,000	6,821,000
MSILF Government Portfolio, Institutional Shares, 4.23%(c)	15,000,000	15,000,000
TOTAL MUTUAL FUNDS (Cost: $21,821,000)		21,821,000
TOTAL INVESTMENTS IN SECURITIES – 105.7% (Cost: $339,547,613)		339,547,613
Other Liabilities less Assets – (5.7)%		(18,327,059)
NET ASSETS – 100.0%		$321,220,554

*  Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Rate shown reflects the accrual rate as of June 30, 2025 on securities with variable or step rates.

(b)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$ 65,880,329	$—	$ 65,880,329
U.S. Government Obligations	—	251,846,284	—	251,846,284
Mutual Funds	—	21,821,000	—	21,821,000
Total Investments in Securities	$—	$339,547,613	$—	$339,547,613

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Statements of Assets and Liabilities WisdomTree Digital Trust June 30, 2025
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
ASSETS:
Investments in securities, at cost	$—	$258,286	$61,961	$57,311
Investments in affiliates, at cost (Note 3)	1,010,884	360,213	120,262	131,763
Investments in securities, at value	—	296,991	71,547	65,164
Investments in affiliates, at value (Note 3)	1,032,098	398,014	131,404	141,048
Cash	195	17,261	910	202
Receivables:
Capital shares sold	—	25	—	—
Total Assets	1,032,293	712,291	203,861	206,414
LIABILITIES:
Payables:
Investment securities purchased	—	—	863	—
Advisory fees (Note 3)	127	83	24	25
Total Liabilities	127	83	887	25
NET ASSETS	$1,032,166	$712,208	$202,974	$206,389
NET ASSETS:
Paid-in capital	$1,008,100	$633,336	$181,700	$188,769
Total distributable earnings (loss)	24,066	78,872	21,274	17,620
NET ASSETS	$1,032,166	$712,208	$202,974	$206,389
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,810	58,129	17,574	18,153
Net asset value per share	$10.24	$12.25	$11.55	$11.37

See Notes to Financial Statements.

WisdomTree Digital Trust    21

Statements of Assets and Liabilities (continued) WisdomTree Digital Trust June 30, 2025
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
ASSETS:
Investments in securities, at cost	$11,606,150	$2,538,388	$989,182	$945,271
Investments in securities, at value	13,589,688	4,500,950	993,186	946,977
Cash	1,020,210	4,775	—	—
Receivables:
Investment securities sold	—	—	79,746	—
Dividends	4,909	651	—	—
Interest	—	—	6,945	7,718
Total Assets	14,614,807	4,506,376	1,079,877	954,695
LIABILITIES:
Payables:
Investment securities purchased	975,323	—	77,908	—
Advisory fees (Note 3)	429	355	41	39
Cash due to custodian	—	—	7,681	88
Total Liabilities	975,752	355	85,630	127
NET ASSETS	$13,639,055	$4,506,021	$994,247	$954,568
NET ASSETS:
Paid-in capital	$11,661,353	$2,310,796	$1,002,655	$1,001,913
Total distributable earnings (loss)	1,977,702	2,195,225	(8,408)	(47,345)
NET ASSETS	$13,639,055	$4,506,021	$994,247	$954,568
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	837,327	217,811	100,276	100,190
Net asset value per share	$16.29	$20.69	$9.92	$9.53

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Statements of Assets and Liabilities (continued) WisdomTree Digital Trust June 30, 2025
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
ASSETS:
Investments in securities, at cost	$1,775,280	$981,009	$1,010,341	$956,290
Investments in securities, at value	1,776,029	818,602	1,014,228	921,608
Cash	—	—	1,688	37,052
Receivables:
Capital shares sold	1,002	—	—	—
Interest	13,661	5,086	8,691	3,538
Total Assets	1,790,692	823,688	1,024,607	962,198
LIABILITIES:
Payables:
Advisory fees (Note 3)	74	33	42	40
Cash due to custodian	18,253	8,628	—	—
Total Liabilities	18,327	8,661	42	40
NET ASSETS	$1,772,365	$815,027	$1,024,565	$962,158
NET ASSETS:
Paid-in capital	$1,769,007	$1,001,461	$1,020,731	$1,001,948
Total distributable earnings (loss)	3,358	(186,434)	3,834	(39,790)
NET ASSETS	$1,772,365	$815,027	$1,024,565	$962,158
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,763,782	100,165	1,021,120	100,202
Net asset value per share	$1.00	$8.14	$1.00	$9.60
See Notes to Financial Statements.

WisdomTree Digital Trust    23

Statements of Assets and Liabilities (concluded) WisdomTree Digital Trust June 30, 2025
WisdomTree Government Money Market Digital Fund
ASSETS:
Investments in securities, at cost	$339,547,613
Investments in securities, at value	339,547,613
Cash	73
Receivables:
Investment securities sold	23,894,747
Dividends	20,753
Interest	746,099
Total Assets	364,209,285
LIABILITIES:
Payables:
Investment securities purchased	41,887,300
Distributions	1,036,231
Advisory fees (Note 3)	65,200
Total Liabilities	42,988,731
NET ASSETS	$321,220,554
NET ASSETS:
Paid-in capital	$321,182,082
Total distributable earnings (loss)	38,472
NET ASSETS	$321,220,554
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	321,182,082
Net asset value per share	$1.00

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Statements of Operations WisdomTree Digital Trust For the Year Ended June 30, 2025
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
INVESTMENT INCOME:
Dividends	$—	$5,380	$1,880	$1,563
Dividends from affiliates (Note 3)	48,999	7,011	3,904	4,123
Interest	6	11	2	–
Total investment income	49,005	12,402	5,786	5,686
EXPENSES:
Advisory fees (Note 3)	1,544	710	268	262
Total expenses	1,544	710	268	262
Net investment income	47,461	11,692	5,518	5,424
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	(176)	82	(46)
Investment transactions in affiliates (Note 3)	(170)	(1,416)	(262)	(369)
Net realized loss	(170)	(1,592)	(180)	(415)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—	28,717	6,476	5,464
Investment transactions in affiliates (Note 3)	20,792	24,138	5,977	5,709
Net increase in unrealized appreciation/depreciation	20,792	52,855	12,453	11,173
Net realized and unrealized gain on investments	20,622	51,263	12,273	10,758
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,083	$62,955	$17,791	$16,182

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Statements of Operations (continued) WisdomTree Digital Trust For the Year Ended June 30, 2025
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$57,108	$25,912	$—	$—
Interest	24	21	37,216	37,150
Less: Foreign withholding taxes on dividends	(5)	(21)	—	—
Total investment income	57,127	25,912	37,216	37,150
EXPENSES:
Advisory fees (Note 3)	2,253	3,952	492	475
Total expenses	2,253	3,952	492	475
Net investment income	54,874	21,960	36,724	36,675
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(5,251)	222,793	(1,864)	(15,163)
Net realized gain (loss)	(5,251)	222,793	(1,864)	(15,163)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	940,704	416,124	27,475	35,382
Net increase in unrealized appreciation/depreciation	940,704	416,124	27,475	35,382
Net realized and unrealized gain on investments	935,453	638,917	25,611	20,219
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$990,327	$660,877	$62,335	$56,894

See Notes to Financial Statements.

26    WisdomTree Digital Trust

Statements of Operations (continued) WisdomTree Digital Trust For the Year Ended June 30, 2025
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
INVESTMENT INCOME:
Interest	$79,343	$36,349	$39,728	$36,887
Total investment income	79,343	36,349	39,728	36,887
EXPENSES:
Advisory fees (Note 3)	845	422	505	483
Total expenses	845	422	505	483
Net investment income	78,498	35,927	39,223	36,404
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	135	(17,377)	2,094	(2,317)
Net realized gain (loss)	135	(17,377)	2,094	(2,317)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	136	(14,366)	13,678	15,222
Net increase (decrease) in unrealized appreciation/depreciation	136	(14,366)	13,678	15,222
Net realized and unrealized gain (loss) on investments	271	(31,743)	15,772	12,905
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,769	$4,184	$54,995	$49,309

See Notes to Financial Statements.

WisdomTree Digital Trust    27

Statements of Operations (concluded) WisdomTree Digital Trust For the Year Ended June 30, 2025
WisdomTree Government Money Market Digital Fund
INVESTMENT INCOME:
Dividends	$102,106
Interest	2,906,609
Total investment income	3,008,715
EXPENSES:
Advisory fees (Note 3)	172,516
Total expenses	172,516
Net investment income	2,836,199
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	45,005
Net realized gain	45,005
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—
Net realized and unrealized gain on investments	45,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,881,204

See Notes to Financial Statements.

28    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$47,461	$42,545	$11,692	$5,389
Net realized gain (loss) on investments	(170)	(68)	(1,592)	1,658
Net increase in net unrealized appreciation/depreciation on investments	20,792	12,979	52,855	23,651
Net increase in net assets resulting from operations	68,083	55,456	62,955	30,698
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(48,272)	(41,785)	(11,111)	(3,685)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,128	9,641	276,239	364,986
Cost of shares redeemed	(12,682)	(3,471)	(6,226)	(1,648)
Net increase in net assets resulting from capital share transactions	1,446	6,170	270,013	363,338
Net Increase in Net Assets	21,257	19,841	321,857	390,351
NET ASSETS:
Beginning of period	$1,010,909	$991,068	$390,351	$—
End of period	$1,032,166	$1,010,909	$712,208	$390,351
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,668	100,055	34,783	—
Shares sold	1,387	961	23,873	34,932
Shares redeemed	(1,245)	(348)	(527)	(149)
Shares outstanding, end of period	100,810	100,668	58,129	34,783

*  Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust 29

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Longevity Digital Fund		WisdomTree Siegel Moderate Digital Fund
	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,518	$2,766	$5,424	$2,508
Net realized gain (loss) on investments	(180)	850	(415)	884
Net increase in net unrealized appreciation/depreciation on investments	12,453	8,275	11,173	5,965
Net increase in net assets resulting from operations	17,791	11,891	16,182	9,357
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,314)	(2,102)	(5,992)	(1,933)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	65,003	165,677	58,703	138,984
Cost of shares redeemed	(45,245)	(3,727)	(7,812)	(1,100)
Net increase in net assets resulting from capital share transactions	19,758	161,950	50,891	137,884
Net Increase in Net Assets	31,235	171,739	61,081	145,308
NET ASSETS:
Beginning of period	$171,739	$—	$145,308	$—
End of period	$202,974	$171,739	$206,389	$145,308
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	15,780	—	13,558	—
Shares sold	5,838	16,123	5,304	13,662
Shares redeemed	(4,044)	(343)	(709)	(104)
Shares outstanding, end of period	17,574	15,780	18,153	13,558

*  Commencement of operations.
See Notes to Financial Statements.

30 WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$54,874	$43,538	$21,960	$19,411
Net realized gain (loss) on investments	(5,251)	(4,001)	222,793	116,780
Net increase in net unrealized appreciation/depreciation on investments	940,704	694,031	416,124	890,427
Net increase in net assets resulting from operations	990,327	733,568	660,877	1,026,618
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(51,990)	(41,292)	(31,559)	(134,406)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,179,806	27,606	276,494	100,184
Cost of shares redeemed	(39,801)	(6,257)	(60,235)	(5,655)
Net increase in net assets resulting from capital share transactions	9,140,005	21,349	216,259	94,529
Net Increase in Net Assets	10,078,342	713,625	845,577	986,741
NET ASSETS:
Beginning of year	$3,560,713	$2,847,088	$3,660,444	$2,673,703
End of year	$13,639,055	$3,560,713	$4,506,021	$3,660,444
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	251,781	250,024	206,166	200,004
Shares sold	588,164	2,253	14,842	6,544
Shares redeemed	(2,618)	(496)	(3,197)	(382)
Shares outstanding, end of year	837,327	251,781	217,811	206,166

See Notes to Financial Statements.

WisdomTree Digital Trust 31

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$36,724	$35,267	$36,675	$34,189
Net realized loss on investments	(1,864)	(10,022)	(15,163)	(30,392)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	27,475	3,253	35,382	(2,233)
Net increase in net assets resulting from operations	62,335	28,498	56,894	1,564
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(35,998)	(35,321)	(35,610)	(34,214)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,201	1,717	1,982	4,445
Cost of shares redeemed	(1,580)	(637)	(1,026)	(3,518)
Net increase in net assets resulting from capital share transactions	1,621	1,080	956	927
Net Increase (Decrease) in Net Assets	27,958	(5,743)	22,240	(31,723)
NET ASSETS:
Beginning of year	$966,289	$972,032	$932,328	$964,051
End of year	$994,247	$966,289	$954,568	$932,328
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	100,112	100,000	100,088	100,003
Shares sold	325	177	210	468
Shares redeemed	(161)	(65)	(108)	(383)
Shares outstanding, end of year	100,276	100,112	100,190	100,088

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Floating Rate Treasury Digital Fund		WisdomTree Long-Term Treasury Digital Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$78,498	$70,125	$35,927	$35,828
Net realized gain (loss) on investments	135	(300)	(17,377)	(5,200)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	136	302	(14,366)	(97,752)
Net increase (decrease) in net assets resulting from operations	78,769	70,127	4,184	(67,124)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(77,136)	(69,699)	(34,864)	(35,901)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	613,888	687,109	2,427	1,429
Cost of shares redeemed	(406,445)	(126,429)	(1,586)	(861)
Net increase in net assets resulting from capital share transactions	207,443	560,680	841	568
Net Increase (Decrease) in Net Assets	209,076	561,108	(29,839)	(102,457)
NET ASSETS:
Beginning of year	$1,563,289	$1,002,181	$844,866	$947,323
End of year	$1,772,365	$1,563,289	$815,027	$844,866
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	1,556,839	1,000,883	100,065	100,005
Shares sold	609,547	681,419	283	159
Shares redeemed	(402,604)	(125,463)	(183)	(99)
Shares outstanding, end of year	1,763,782	1,556,839	100,165	100,065

See Notes to Financial Statements.

WisdomTree Digital Trust    33

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$39,223	$41,143	$36,404	$49,672
Net realized gain (loss) on investments	2,094	(3,013)	(2,317)	(2,791)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	13,678	4,466	15,222	(24,914)
Net increase in net assets resulting from operations	54,995	42,596	49,309	21,967
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(38,526)	(41,193)	(37,526)	(50,091)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,374	99,012	3,420	1,825
Cost of shares redeemed	(9,090)	(95,672)	(1,838)	(1,469)
Net increase in net assets resulting from capital share transactions	17,284	3,340	1,582	356
Net Increase (Decrease) in Net Assets	33,753	4,743	13,365	(27,768)
NET ASSETS:
Beginning of year	$990,812	$986,069	$948,793	$976,561
End of year	$1,024,565	$990,812	$962,158	$948,793
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of year	1,003,914	1,000,102	100,038	100,003
Shares sold	26,279	100,137	355	188
Shares redeemed	(9,073)	(96,325)	(191)	(153)
Shares outstanding, end of year	1,021,120	1,003,914	100,202	100,038

See Notes to Financial Statements.

34    WisdomTree Digital Trust

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
	WisdomTree Government Money Market Digital Fund
	For the Year Ended June 30, 2025	For the Period November 7, 2023* through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,836,199	$151,783
Net realized gain on investments	45,005	1,846
Net increase from payment by sub-adviser	—	1,775
Net increase in net assets resulting from operations	2,881,204	155,404
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,844,578)	(153,558)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	321,359,990	5,676,473
Distributions reinvested	692,656	129,826
Cost of shares redeemed	(6,545,109)	(131,754)
Net increase in net assets resulting from capital share transactions	315,507,537	5,674,545
Net Increase in Net Assets	315,544,163	5,676,391
NET ASSETS:
Beginning of period	$5,676,391	$—
End of period	$321,220,554	$5,676,391
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	5,674,545	—
Shares sold	321,359,990	5,676,473
Shares reinvested	692,656	129,826
Shares redeemed	(6,545,109)	(131,754)
Shares outstanding, end of period	321,182,082	5,674,545

*   Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.04	$9.91	$10.00
Investment Operations:
Net investment income[1]	0.47	0.42	0.18
Net realized and unrealized gain (loss)	0.20	0.13	(0.13)
Total from investment operations	0.67	0.55	0.05
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.42)	(0.14)
Capital gains	(0.00)[2]	—	—
Total dividends and distributions to shareholders	(0.47)	(0.42)	(0.14)
Net asset value, end of period	$10.24	$10.04	$9.91
TOTAL RETURN[3]	6.88%	5.60%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,032	$1,011	$991
Ratio to average net assets of:
Expenses[4]	0.15%	0.15%	0.15%[5]
Net investment income	4.61%	4.24%	4.00%[5]
Portfolio turnover rate[6]	4%	14%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$11.22	$10.00
Investment Operations:
Net investment income[1]	0.29	0.19
Net realized and unrealized gain	1.02	1.16
Total from investment operations	1.31	1.35
Dividends and distributions to shareholders:
Net investment income	(0.23)	(0.13)
Capital gains	(0.05)	—
Total dividends and distributions to shareholders	(0.28)	(0.13)
Net asset value, end of period	$12.25	$11.22
TOTAL RETURN[3]	11.81%	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$712	$390
Ratio to average net assets of:
Expenses[4]	0.15%	0.15%[5]
Net investment income	2.47%	3.06%[5]
Portfolio turnover rate[6]	13%	26%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Does not include expenses of the underlying investment companies in which the Fund invests.

5    Annualized.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

36    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.88	$10.00
Investment Operations:
Net investment income[1]	0.34	0.22
Net realized and unrealized gain	0.73	0.82
Total from investment operations	1.07	1.04
Dividends and distributions to shareholders:
Net investment income	(0.32)	(0.16)
Capital gains	(0.08)	—
Total dividends and distributions to shareholders	(0.40)	(0.16)
Net asset value, end of period	$11.55	$10.88
TOTAL RETURN[2]	9.99%	10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$203	$172
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%[4]
Net investment income	3.09%	3.56%[4]
Portfolio turnover rate[5]	33%	23%
WisdomTree Siegel Moderate Digital Fund	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024
Net asset value, beginning of period	$10.72	$10.00
Investment Operations:
Net investment income[1]	0.34	0.22
Net realized and unrealized gain	0.70	0.66
Total from investment operations	1.04	0.88
Dividends and distributions to shareholders:
Net investment income	(0.32)	(0.16)
Capital gains	(0.07)	—
Total dividends and distributions to shareholders	(0.39)	(0.16)
Net asset value, end of period	$11.37	$10.72
TOTAL RETURN[2]	9.78%	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$206	$145
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%[4]
Net investment income	3.10%	3.74%[4]
Portfolio turnover rate[5]	18%	66%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Does not include expenses of the underlying investment companies in which the Fund invests.

4    Annualized.

5    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    37

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$14.14	$11.39	$10.00
Investment Operations:
Net investment income[1]	0.18	0.17	0.08
Net realized and unrealized gain	2.13	2.74	1.39
Total from investment operations	2.31	2.91	1.47
Dividends to shareholders:
Net investment income	(0.16)	(0.16)	(0.08)
Tax return of capital	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.16)	(0.16)	(0.08)
Net asset value, end of period	$16.29	$14.14	$11.39
TOTAL RETURN[3]	16.41%	25.77%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,639	$3,561	$2,847
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[4,5]
Net investment income	1.22%	1.40%	1.68%[4]
Portfolio turnover rate[6]	3%	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$17.75	$13.37	$10.00
Investment Operations:
Net investment income[1]	0.10	0.10	0.03
Net realized and unrealized gain	2.99	4.95	3.34
Total from investment operations	3.09	5.05	3.37
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.08)	—
Capital gains	(0.05)	(0.59)	—
Total dividends and distributions to shareholders	(0.15)	(0.67)	—
Net asset value, end of period	$20.69	$17.75	$13.37
TOTAL RETURN[3]	17.43%	39.21%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,506	$3,660	$2,674
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%[4]
Net investment income	0.56%	0.65%	0.64%[4]
Portfolio turnover rate[6]	17%	17%	1%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.65	$9.72	$10.00
Investment Operations:
Net investment income[1]	0.37	0.35	0.16
Net realized and unrealized gain (loss)	0.26	(0.07)	(0.29)
Total from investment operations	0.63	0.28	(0.13)
Dividends to shareholders:
Net investment income	(0.36)	(0.35)	(0.15)
Net asset value, end of period	$9.92	$9.65	$9.72
TOTAL RETURN[2]	6.61%	2.95%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$994	$966	$972
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[3,4]
Net investment income	3.73%	3.64%	3.54%[3]
Portfolio turnover rate[5]	164%	101%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.32	$9.64	$10.00
Investment Operations:
Net investment income[1]	0.37	0.34	0.15
Net realized and unrealized gain (loss)	0.20	(0.32)	(0.37)
Total from investment operations	0.57	0.02	(0.22)
Dividends to shareholders:
Net investment income	(0.36)	(0.34)	(0.14)
Net asset value, end of period	$9.53	$9.32	$9.64
TOTAL RETURN[2]	6.16%	0.24%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$955	$932	$964
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[3,4]
Net investment income	3.86%	3.64%	3.41%[3]
Portfolio turnover rate[5]	127%	79%	16%

*    Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    39

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00	$1.00	$1.00
Investment Operations:
Net investment income[1]	0.05	0.05	0.02
Net realized and unrealized gain	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.02
Dividends to shareholders:
Net investment income	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
TOTAL RETURN[3]	4.80%	5.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,772	$1,563	$1,002
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[4,5]
Net investment income	4.64%	5.41%	4.90%[4]
Portfolio turnover rate[6]	68%	78%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$8.44	$9.47	$10.00
Investment Operations:
Net investment income[1]	0.36	0.36	0.16
Net realized and unrealized loss	(0.31)	(1.03)	(0.54)
Total from investment operations	0.05	(0.67)	(0.38)
Dividends to shareholders:
Net investment income	(0.35)	(0.36)	(0.15)
Net asset value, end of period	$8.14	$8.44	$9.47
TOTAL RETURN[3]	0.54%	(7.12)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$815	$845	$947
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[4,5]
Net investment income	4.25%	4.15%	3.74%[4]
Portfolio turnover rate[6]	32%	6%	8%

*    Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

40    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$0.99	$0.99	$1.00
Investment Operations:
Net investment income[1]	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.01	0.00 [2]	(0.01)
Total from investment operations	0.05	0.04	0.01
Dividends to shareholders:
Net investment income	(0.04)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$0.99	$0.99
TOTAL RETURN[3]	5.61%	4.14%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,025	$991	$986
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[4,5]
Net investment income	3.89%	4.01%	4.14%[4]
Portfolio turnover rate[6]	183%	256%	30%
WisdomTree TIPS Digital Fund	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$9.48	$9.77	$10.00
Investment Operations:
Net investment income[1]	0.36	0.50	0.25
Net realized and unrealized gain (loss)	0.13	(0.29)	(0.24)
Total from investment operations	0.49	0.21	0.01
Dividends and distributions to shareholders:
Net investment income	(0.37)	(0.50)	(0.24)
Capital gains	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.37)	(0.50)	(0.24)
Net asset value, end of period	$9.60	$9.48	$9.77
TOTAL RETURN[3]	5.27%	2.22%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$962	$949	$977
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.01%[4,5]
Net investment income	3.77%	5.18%	5.67%[4]
Portfolio turnover rate[6]	5%	51%	38%

*    Commencement of operations.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4    Annualized.

5    Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Digital Trust    41

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Government Money Market Digital Fund	For the Year Ended June 30, 2025	For the Period November 7, 2023* through June 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Investment Operations:
Net investment income	0.04	0.03
Net realized gain	0.00 [1]	0.00 [1]
Net increase from payment by sub-adviser	—	0.00 [1]
Total from investment operations	0.04	0.03
Dividends and distributions to shareholders:
Net investment income	(0.04)	(0.03)
Capital gains	(0.00)[1]	—
Total dividends and distributions to shareholders	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00
TOTAL RETURN[2]	4.56%	3.38%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$321,221	$5,676
Ratio to average net assets of:
Expenses	0.25%	0.25%[4]
Net investment income	4.11%	5.08%[4]

*    Commencement of operations.

1    Amount represents less than $0.005.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4    Annualized.

See Notes to Financial Statements.

42    WisdomTree Digital Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund (“Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund (“Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund (“Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023
WisdomTree Government Money Market Digital Fund (“Government Money Market Digital Fund”)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Government Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM” or “Adviser”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except the Government Money Market Digital Fund. Broker-dealers or

WisdomTree Digital Trust    43

Notes to Financial Statements (continued)

independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Government Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Government Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Government Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

44    WisdomTree Digital Trust

Notes to Financial Statements (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended June 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to

WisdomTree Digital Trust    45

Notes to Financial Statements (continued)

each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Government Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Government Money Market Digital Fund. The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, and Technology and Innovation 100 Digital Fund. Voya and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. WisdomTree Transfers (“WT Transfers”) is the Funds’ transfer agent and is an affiliate of the Adviser. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Government Money Market Digital Fund	0.25%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended June 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments.

Each series fund of the WisdomTree Trust, an open-end management investment company under the 1940 Act and an affiliate of the Trust, participates in a securities lending program administered by The Bank of New York (the “Lending Agent”), pursuant to which it may lend its portfolio securities to certain creditworthy borrowers which are secured by collateral in an amount at least equal to the market value of the loaned securities. Each WisdomTree Trust fund has permitted the Lending Agent to invest any cash collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements

46    WisdomTree Digital Trust

Notes to Financial Statements (continued)

collateralized by U.S. government securities, and government money market funds. During the fiscal year ended June 30, 2025, the Government Money Market Digital Fund was utilized as a cash collateral investment vehicle pursuant to the WisdomTree Trust securities lending program. At June 30, 2025, a total of 99,990,000 shares (approximately 31%) of the Government Money Market Digital Fund’s outstanding shares were held by affiliate funds pursuant to the WisdomTree Trust securities lending program.

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended June 30, 2025, WT held shares of and received distributions from the following Funds:

Fund	At June 30, 2025		For the fiscal year ended June 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	100,000	$1,023,870	$ 47,827
Siegel Global Equity Digital Fund	10,000	122,523	2,812
Siegel Longevity Digital Fund	10,000	115,494	4,011
Siegel Moderate Digital Fund	10,000	113,697	3,834
500 Digital Fund	250,000	4,072,225	39,742
Technology and Innovation 100 Digital Fund	200,000	4,137,540	29,833
3-7 Year Treasury Digital Fund	100,000	991,510	35,928
7-10 Year Treasury Digital Fund	100,000	952,760	35,566
Floating Rate Treasury Digital Fund	1,000,000	1,004,900	46,505
Long-Term Treasury Digital Fund	100,000	813,690	34,822
Short-Term Treasury Digital Fund	1,000,000	1,003,400	38,155
TIPS Digital Fund	100,000	960,220	37,464
Government Money Market Digital Fund	5,250,872	5,250,872	232,834

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services, if any; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. For the year ending June 30, 2025, WTDM did not charge the Funds a fee (“Service fee”) for providing such services. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

WisdomTree Digital Trust    47

Notes to Financial Statements (continued)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WT Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the fiscal year ended June 30, 2025 are shown in the following table.

Fund	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$ 44,638	$ 43,599	$ —	$ —
Siegel Global Equity Digital Fund	325,577	71,588	—	—
Siegel Longevity Digital Fund	79,861	59,614	—	—
Siegel Moderate Digital Fund	81,843	30,761	—	—
500 Digital Fund	9,262,012	161,961	—	—
Technology and Innovation 100 Digital Fund	868,055	664,480	—	—
3-7 Year Treasury Digital Fund	—	—	1,602,222	1,599,286
7-10 Year Treasury Digital Fund	—	—	1,197,858	1,201,210
Floating Rate Treasury Digital Fund	—	—	1,497,119	992,096
Long-Term Treasury Digital Fund	—	—	275,651	265,425
Short-Term Treasury Digital Fund	—	—	1,849,934	1,817,079
TIPS Digital Fund	—	—	41,135	50,118
Government Money Market Digital Fund	—	—	—	—

7. FEDERAL INCOME TAXES

At June 30, 2025, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$ 1,011,487	$ 22,043	$ (1,432)	$ 20,611
Siegel Global Equity Digital Fund	619,378	76,717	(1,090)	75,627
Siegel Longevity Digital Fund	182,678	21,022	(749)	20,273
Siegel Moderate Digital Fund	189,393	17,503	(684)	16,819
500 Digital Fund	11,612,442	2,179,912	(202,666)	1,977,246
Technology and Innovation 100 Digital Fund	2,542,778	2,054,356	(96,184)	1,958,172
3-7 Year Treasury Digital Fund	989,196	6,758	(2,768)	3,990
7-10 Year Treasury Digital Fund	950,253	9,057	(12,333)	(3,276)
Floating Rate Treasury Digital Fund	1,775,298	997	(266)	731
Long-Term Treasury Digital Fund	981,088	1,492	(163,978)	(162,486)
Short-Term Treasury Digital Fund	1,010,384	4,103	(259)	3,844
TIPS Digital Fund	956,290	5,686	(40,368)	(34,682)
Government Money Market Digital Fund	339,547,613	—	—	—

48    WisdomTree Digital Trust

Notes to Financial Statements (continued)

At June 30, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Short-Duration Income Digital Fund	$ 3,548	$ (93)	$ 20,611	$—	$ —	$ 24,066
Siegel Global Equity Digital Fund	3,970	(725)	75,627	—	—	78,872
Siegel Longevity Digital Fund	1,001	—	20,273	—	—	21,274
Siegel Moderate Digital Fund	1,010	(209)	16,819	—	—	17,620
500 Digital Fund	5,743	(5,286)	1,977,246	—	(1)	1,977,702
Technology and Innovation 100 Digital Fund	30,252	206,801	1,958,172	—	—	2,195,225
3-7 Year Treasury Digital Fund	1,337	(13,735)	3,990	—	—	(8,408)
7-10 Year Treasury Digital Fund	1,676	(45,745)	(3,276)	—	—	(47,345)
Floating Rate Treasury Digital Fund	2,774	(147)	731	—	—	3,358
Long-Term Treasury Digital Fund	1,665	(25,613)	(162,486)	—	—	(186,434)
Short-Term Treasury Digital Fund	1,418	(1,428)	3,844	—	—	3,834
TIPS Digital Fund	—	(5,108)	(34,682)	—	—	(39,790)
Government Money Market Digital Fund	1,074,703	—	—	—	(1,036,231)	38,472
[1] The treatment of income distributions payable as of June 30, 2025 has been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024, was as follows:

Fund	Year Ended June 30, 2025		Year Ended June 30,2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
Short-Duration Income Digital Fund	$ 48,247	$25	$ 41,785
Siegel Global Equity Digital Fund	11,111	—	3,685
Siegel Longevity Digital Fund	6,314	—	2,102
Siegel Moderate Digital Fund	5,992	—	1,933
500 Digital Fund	51,990	—	41,292
Technology and Innovation 100 Digital Fund	31,559	—	134,406
3-7 Year Treasury Digital Fund	35,998	—	35,321
7-10 Year Treasury Digital Fund	35,610	—	34,214
Floating Rate Treasury Digital Fund	77,136	—	69,699
Long-Term Treasury Digital Fund	34,864	—	35,901
Short-Term Treasury Digital Fund	38,526	—	41,193
TIPS Digital Fund	37,526	—	50,091
Government Money Market Digital Fund	2,844,578	—	153,558
* Includes short-term capital gains, if any.

WisdomTree Digital Trust    49

Notes to Financial Statements (continued)

At June 30, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Short-Duration Income Digital Fund	$ —	$ —	$ —
Siegel Global Equity Digital Fund	402	323	725
Siegel Longevity Digital Fund	—	—	—
Siegel Moderate Digital Fund	191	18	209
500 Digital Fund	2,759	2,527	5,286
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	6,414	7,321	13,735
7-10 Year Treasury Digital Fund	13,114	32,631	45,745
Floating Rate Treasury Digital Fund	147	—	147
Long-Term Treasury Digital Fund	9,910	15,703	25,613
Short-Term Treasury Digital Fund	—	1,428	1,428
TIPS Digital Fund	2,815	2,293	5,108
Government Money Market Digital Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended June 30, 2025, the following Funds incurred and will elect to defer post-October capital losses as shown in the below table. At June 30, 2025, the Funds did not have any late year ordinary losses to defer.

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
Short-Duration Income Digital Fund	$14	$79	$—
Siegel Global Equity Digital Fund	—	—	—
Siegel Longevity Digital Fund	—	—	—
Siegel Moderate Digital Fund	—	—	—
500 Digital Fund	—	—	—
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	—	—	—
7-10 Year Treasury Digital Fund	—	—	—
Floating Rate Treasury Digital Fund	—	—	—
Long-Term Treasury Digital Fund	—	—	—
Short-Term Treasury Digital Fund	—	—	—
TIPS Digital Fund	—	—	—
Government Money Market Digital Fund	—	—	—

50    WisdomTree Digital Trust

Notes to Financial Statements (continued)

During the fiscal year ended June 30, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Short-Duration Income Digital Fund	$ —
Siegel Global Equity Digital Fund	—
Siegel Longevity Digital Fund	—
Siegel Moderate Digital Fund	—
500 Digital Fund	—
Technology and Innovation 100 Digital Fund	—
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	107
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	2,123
TIPS Digital Fund	—
Government Money Market Digital Fund	—

At June 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to disallowed expenses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Short-Duration Income Digital Fund	$69	$(69)
Siegel Global Equity Digital Fund	15	(15)
Siegel Longevity Digital Fund	8	(8)
Siegel Moderate Digital Fund	6	(6)
500 Digital Fund	2	(2)
Technology and Innovation 100 Digital Fund	—	—
3-7 Year Treasury Digital Fund	—	—
7-10 Year Treasury Digital Fund	—	—
Floating Rate Treasury Digital Fund	—	—
Long-Term Treasury Digital Fund	—	—
Short-Term Treasury Digital Fund	—	—
TIPS Digital Fund	20	(20)
Government Money Market Digital Fund	—	—

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended June 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2025, remains subject to examination by taxing authorities. All open tax years remain subject to examination by taxing authorities.

8. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

WisdomTree Digital Trust    51

Notes to Financial Statements (concluded)

9. SUBSEQUENT EVENTS

WTDM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

52    WisdomTree Digital Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Digital Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Digital Trust (the “Trust”) (comprising WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree Government Money Market Digital Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising WisdomTree Digital Trust at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the WisdomTree Digital Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Short-Term Treasury Digital Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years in the period ended June 30, 2025 and the period from December 14, 2022 (commencement of operations) through June 30, 2023

WisdomTree Short-Duration Income Digital Fund

WisdomTree 500 Digital Fund

WisdomTree Technology and Innovation 100 Digital Fund

WisdomTree 3-7 Year Treasury Digital Fund

WisdomTree 7-10 Year Treasury Digital Fund

WisdomTree Floating Rate Treasury Digital Fund

WisdomTree Long-Term Treasury Digital Fund

WisdomTree TIPS Digital Fund

	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years in the period ended June 30, 2025 and the period from January 19, 2023 (commencement of operations) through June 30, 2023
WisdomTree Siegel Global Equity Digital Fund WisdomTree Siegel Longevity Digital Fund WisdomTree Siegel Moderate Digital Fund	For the year ended June 30, 2025	For the year ended June 30, 2025 and for the period from December 6, 2023 (commencement of operations) through June 30, 2024	For the year ended June 30, 2025 and the period from December 6, 2023 (commencement of operations) through June 30, 2024
WisdomTree Government Money Market Digital Fund	For the year ended June 30, 2025	For the year ended June 30, 2025 and for the period from November 7, 2023 (commencement of operations) through June 30, 2024	For the year ended June 30, 2025 and for the period from November 7, 2023 (commencement of operations) through June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

WisdomTree Digital Trust    53

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
August 27, 2025

54    WisdomTree Digital Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended June 30, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended June 30, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Short-Duration Income Digital Fund	$ —
Siegel Global Equity Digital Fund	7,825
Siegel Longevity Digital Fund	2,299
Siegel Moderate Digital Fund	1,809
500 Digital Fund	45,854
Technology and Innovation 100 Digital Fund	25,618
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Government Money Market Digital Fund	—

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended June 30, 2025 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Short-Duration Income Digital Fund	0.42%	0.00%
Siegel Global Equity Digital Fund	15.03%	0.00%
Siegel Longevity Digital Fund	17.82%	0.00%
Siegel Moderate Digital Fund	16.64%	0.00%
500 Digital Fund	0.00%	0.00%
Technology and Innovation 100 Digital Fund	33.40%	0.00%
3-7 Year Treasury Digital Fund	0.00%	100.00%
7-10 Year Treasury Digital Fund	0.00%	100.00%
Floating Rate Treasury Digital Fund	0.00%	99.99%
Long-Term Treasury Digital Fund	0.00%	99.99%
Short-Term Treasury Digital Fund	0.00%	99.96%
TIPS Digital Fund	0.00%	100.00%
Government Money Market Digital Fund	0.29%	99.71%

WisdomTree Digital Trust    55

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended June 30, 2025, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Short-Duration Income Digital Fund	—
Siegel Global Equity Digital Fund	24.42%
Siegel Longevity Digital Fund	16.57%
Siegel Moderate Digital Fund	13.09%
500 Digital Fund	88.34%
Technology and Innovation 100 Digital Fund	34.14%
3-7 Year Treasury Digital Fund	—
7-10 Year Treasury Digital Fund	—
Floating Rate Treasury Digital Fund	—
Long-Term Treasury Digital Fund	—
Short-Term Treasury Digital Fund	—
TIPS Digital Fund	—
Government Money Market Digital Fund	—

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended June 30, 2025. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Short-Duration Income Digital Fund	$ —	$ —
Siegel Global Equity Digital Fund	5,597	530
Siegel Longevity Digital Fund	1,631	157
Siegel Moderate Digital Fund	1,439	140
500 Digital Fund	—	—
Technology and Innovation 100 Digital Fund	—	—
3-7 Year Treasury Digital Fund	—	—
7-10 Year Treasury Digital Fund	—	—
Floating Rate Treasury Digital Fund	—	—
Long-Term Treasury Digital Fund	—	—
Short-Term Treasury Digital Fund	—	—
TIPS Digital Fund	—	—
Government Money Market Digital Fund	—	—

56    WisdomTree Digital Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

At an in-person meeting held on June 9, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund; and between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree or Sub-Adviser personnel. The Board reported on WisdomTree’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and each of the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the renewal of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the renewal of the Advisory Agreement and Sub-Advisory Agreements will continue to enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Trustees also noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at the Meeting and at other meetings of the Board throughout the year. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board

WisdomTree Digital Trust    57

Additional Information (unaudited) (continued)

also took into consideration the ongoing contractual commitment of Adviser’s parent company, WisdomTree, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board recognized that the Adviser has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken so that each applicable Fund will continue to be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of each Sub-Adviser to continue to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, and the Adviser’s ability to effectively oversee such Sub-Advisers, as well as the other services provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the continued operation of that Fund. Additionally, the Trustees considered that the Adviser remained responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also was responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience, and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that utilizes blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service provided were necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to continue to provide a high quality of service under the Agreements.

Investment performance.

The Board noted that it considers the performance of each Fund versus each Fund’s performance benchmark, each Fund’s underlying index, if applicable, other investment companies to which the investment adviser or sub-adviser serves as investment adviser or sub-adviser, and any other accounts, including institutional accounts managed by either Voya or Mellon, if applicable. With respect to each individual fund, the Board observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree 7-10 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for all periods but the one-year period where it underperformed the underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Floating Rate Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Long-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for all periods except for the since inception period. The Fund outperformed the underlying index for the one-year period. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Short-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

58    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

WisdomTree TIPS Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed its underlying index for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Government Money Market Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved slightly underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over two years and determined to continue to monitor the Fund’s performance.

WisdomTree Short-Duration Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, one-year and since inception periods and underperformed for all other periods. The Fund also outperformed its other indices for the since inception period and underperformed for all other periods.

WisdomTree Siegel Global Equity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, 3-month, and year-to-date periods and underperformed for all other periods. The Fund also underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree Siegel Longevity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, three-month, year-to-date, periods and underperformed for the since inception period. The Fund also underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree Siegel Moderate Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree 500 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index, outperformed its benchmark for the one-year and since inception periods and underperformed for all other periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Technology and Innovation 100 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index, outperformed its benchmark for the since inception period and underperformed for all other periods. The Board further noted the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Digital Trust    59

Additional Information (unaudited) (continued)

In evaluating the performance of the Funds, the Board gave consideration to the short time period for which each Fund has been in existence and noted that it would continue to receive information from the Adviser and the Sub-Advisers regarding performance of each on a quarterly basis throughout the year. Further, the Board noted the Adviser’s experience as a manager-of-managers and its expertise and resources for monitoring the investment style, performance, and risk-adjusted performance of each Sub-Advisers. Following its deliberations, the Board determined that each Fund has performed as expected during the relevant periods.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. The Board considered that pursuant to the Advisory Agreement, the Adviser has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Adviser is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Advisers. In this regard, the Board further noted the commitment of the Adviser’s parent company to stand behind the obligations of the Adviser. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fee rates as assets increase. The Board acknowledged that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser. The Board concluded that the advisory fees and sub-advisory fees paid by each Fund are reasonable in light of the nature, extent and quality of the services expected provided to each Fund under the Advisory Agreement and Sub-Advisory Agreements. They reviewed comparative information regarding fees for similar funds and observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree 7-10 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Floating Rate Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall were of the lowest in the peer group.

WisdomTree Long-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Short-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall were of the lowest in the peer group.

WisdomTree TIPS Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average and the median of the peer group.

WisdomTree Government Money Market Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

60    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

WisdomTree Short-Duration Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

WisdomTree Siegel Global Equity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Longevity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Moderate Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree 500 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider. The Board noted the Fund’s total expenses were below the peer group median and the average.

WisdomTree Technology and Innovation 100 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the cost of providing services to the Funds, and the benefits to the Adviser from its relationship with the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors. The Board noted the Adviser was not yet profitable from its relationship with the Funds. The Board considered the Adviser’s commitment to the success of the Funds and the use of a unitary fee structure under which the Adviser bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses the Adviser pays in accordance with the Advisory Agreement.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser’s affiliate, a registered broker-dealer, received transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” as a direct-to-consumer mobile phone distribution channel, as well as “WisdomTree Connect”, an investment portal for institutions, each of which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

WisdomTree Digital Trust    61

Additional Information (unaudited) (concluded)

Economies of scale.

The Board considered that each Fund is managed by Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of each Fund’s expenses, other than certain enumerated and extraordinary expenses. The Board noted, among other factors, the significant entrepreneurial risk and financial losses incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the majority of other funds in each Funds’ peer groups do not include breakpoints in their fee structures, except for the WisdomTree Short-Duration Income Digital Fund and WisdomTree Siegel Global Equity Digital Fund as their peer group funds were equally split in terms of funds that do and those that do not include breakpoints in their fee structures. The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale and that generally the Funds compare favorably with respect to their peers from an expense standpoint. The Board further noted that it will continue to on an annual basis re-examine whether the Funds have achieved economies of scale and the appropriateness of the sub-advisory fees payable to each Sub-Adviser. The Board concluded that the Funds benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the renewal of the Agreements was in the best interest of each Fund and its Shareholders.

62    WisdomTree Digital Trust

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

At an in-person meeting held on June 9, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund, WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, WisdomTree TIPS Digital Fund, WisdomTree Government Money Market Digital Fund; and between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree or Sub-Adviser personnel. The Board reported on WisdomTree’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and each of the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the renewal of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the renewal of the Advisory Agreement and Sub-Advisory Agreements will continue to enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Trustees also noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at the Meeting and at other meetings of the Board throughout the year. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board also took into consideration the ongoing contractual commitment of Adviser’s parent company, WisdomTree, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board recognized that the Adviser has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken so that each applicable Fund will continue to be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of each Sub-Adviser to continue to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, and the Adviser’s ability to effectively oversee such Sub-Advisers, as well as the other services provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the continued operation of that Fund. Additionally, the Trustees considered that the Adviser remained responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also was responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience, and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that utilizes blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service provided were necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to continue to provide a high quality of service under the Agreements.

Investment performance.

The Board noted that it considers the performance of each Fund versus each Fund’s performance benchmark, each Fund’s underlying index, if applicable, other investment companies to which the investment adviser or sub-adviser serves as investment adviser or sub-adviser, and any other accounts, including institutional accounts managed by either Voya or Mellon, if applicable. With respect to each individual fund, the Board observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree 7-10 Year Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for all periods but the one-year period where it underperformed the underlying index. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Floating Rate Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Long-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for all periods except for the since inception period. The Fund outperformed the underlying index for the one-year period. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Short-Term Treasury Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index for the three-month and year-to-date periods but underperformed for the one-year and since inception periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree TIPS Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved positive returns during all of the comparison periods. The Board acknowledged the Fund underperformed its underlying index for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Government Money Market Digital Fund

The Board reviewed the Fund’s cumulative returns for the three-month, one-year, year-to-date, and since inception periods and noted the Fund achieved slightly underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over two years and determined to continue to monitor the Fund’s performance.

WisdomTree Short-Duration Income Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, one-year and since inception periods and underperformed for all other periods. The Fund also outperformed its other indices for the since inception period and underperformed for all other periods.

WisdomTree Siegel Global Equity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, 3-month, and year-to-date periods and underperformed for all other periods. The Fund also underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree Siegel Longevity Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund outperformed its broad-based securities market index for the one-month, three-month, year-to-date, periods and underperformed for the since inception period. The Fund also underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree Siegel Moderate Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and acknowledged the Fund underperformed its benchmark for all periods. The Board noted that the Fund has only been in operation for a little over one year and determined to continue to monitor the Fund’s performance.

WisdomTree 500 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year, and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index, outperformed its benchmark for the one-year and since inception periods and underperformed for all other periods. The Board noted that the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

WisdomTree Technology and Innovation 100 Digital Fund

The Board reviewed the Fund’s cumulative returns for the one-month, three-month, year-to-date, one-year and since inception periods and noted the Fund’s performance was consistent with the Fund’s underlying index, outperformed its benchmark for the since inception period and underperformed for all other periods. The Board further noted the Fund was passively managed and tracked its benchmark within expected ranges over the course of the last year and since inception.

In evaluating the performance of the Funds, the Board gave consideration to the short time period for which each Fund has been in existence and noted that it would continue to receive information from the Adviser and the Sub-Advisers regarding performance of each on a quarterly basis throughout the year. Further, the Board noted the Adviser’s experience as a manager-of-managers and its expertise and resources for monitoring the investment style, performance, and risk-adjusted performance of each Sub-Advisers. Following its deliberations, the Board determined that each Fund has performed as expected during the relevant periods.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. The Board considered that pursuant to the Advisory Agreement, the Adviser has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Adviser is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Advisers. In this regard, the Board further noted the commitment of the Adviser’s parent company to stand behind the obligations of the Adviser. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fee rates as assets increase. The Board acknowledged that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser. The Board concluded that the advisory fees and sub-advisory fees paid by each Fund are reasonable in light of the nature, extent and quality of the services expected provided to each Fund under the Advisory Agreement and Sub-Advisory Agreements. They reviewed comparative information regarding fees for similar funds and observed the following:

WisdomTree 3-7 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree 7-10 Year Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Floating Rate Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall were of the lowest in the peer group.

WisdomTree Long-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and mirrored the median of the peer group.

WisdomTree Short-Term Treasury Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were in line with the median, below the average of the peer group and overall were of the lowest in the peer group.

WisdomTree TIPS Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than the average and the median of the peer group.

WisdomTree Government Money Market Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

WisdomTree Short-Duration Income Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were below the average and the median of the peer group.

WisdomTree Siegel Global Equity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Longevity Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree Siegel Moderate Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

WisdomTree 500 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider. The Board noted the Fund’s total expenses were below the peer group median and the average.

WisdomTree Technology and Innovation 100 Digital Fund

The Board compared the Fund’s total expenses to similar funds included in a peer group provided by an independent third-party service provider and noted the Fund’s total expenses were lower than peer group average and median, as well as the lowest in the peer group.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the cost of providing services to the Funds, and the benefits to the Adviser from its relationship with the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors. The Board noted the Adviser was not yet profitable from its relationship with the Funds. The Board considered the Adviser’s commitment to the success of the Funds and the use of a unitary fee structure under which the Adviser bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses the Adviser pays in accordance with the Advisory Agreement.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser’s affiliate, a registered broker-dealer, received transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” as a direct-to-consumer mobile phone distribution channel, as well as “WisdomTree Connect”, an investment portal for institutions, each of which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

Economies of scale.

The Board considered that each Fund is managed by Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of each Fund’s expenses, other than certain enumerated and extraordinary expenses. The Board noted, among other factors, the significant entrepreneurial risk and financial losses incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the majority of other funds in each Funds’ peer groups do not include breakpoints in their fee structures, except for the WisdomTree Short-Duration Income Digital Fund and WisdomTree Siegel Global Equity Digital Fund as their peer group funds were equally split in terms of funds that do and those that do not include breakpoints in their fee structures. The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale and that generally the Funds compare favorably with respect to their peers from an expense standpoint. The Board further noted that it will continue to on an annual basis re-examine whether the Funds have achieved economies of scale and the appropriateness of the subadvisory fees payable to each Sub-Adviser. The Board concluded that the Funds benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the renewal of the Agreements was in the best interest of each Fund and its Shareholders.

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s /Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: September 5, 2025

By (Signature and Title)	/s /David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 5, 2025